UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Tradr
2X Long ACHR
Daily ETF
ARCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long ACHR Daily ETF (“Fund”) for the period of June 9, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/arcx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ACHR Daily ETF (ARCX)	$32	1.30%[2]
1	The Fund commenced operations on June 9, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$22,389,202
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	92%
Swap	8%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/arcx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long ACHR Daily ETF
Tradr
2X Long ALAB
Daily ETF
LABX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long ALAB Daily ETF (“Fund”) for the period of August 11, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/labx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ALAB Daily ETF (LABX)	$19	1.30%[2]
1	The Fund commenced operations on August 11, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$30,341,151
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	118%
Swap	(18)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/labx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long ALAB Daily ETF
Tradr
2X Long APLD
Daily ETF
APLX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long APLD Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/aplx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long APLD Daily ETF (APLX)	$14	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,911,118
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	77%
Swap	23%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/aplx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long APLD Daily ETF
Tradr
2X Long APP
Daily ETF
APPX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long APP Daily ETF (“Fund”) for the period of April 24, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/appx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long APP Daily ETF (APPX)	$197	1.30%[2]
1	The Fund commenced operations on April 24, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$118,414,540
Total number of portfolio holdings	3
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Swap	93%
Cash*	7%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/appx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long APP Daily ETF
Tradr
2X Long ASTS
Daily ETF
ASTX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long ASTS Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/astx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ASTS Daily ETF (ASTX)	$31	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,382,476
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	88%
Swap	12%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/astx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long ASTS Daily ETF
Tradr
2X Long CEG
Daily ETF
CEGX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long CEG Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/cegx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CEG Daily ETF (CEGX)	$30	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,892,800
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	104%
Swap	(4)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/cegx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long CEG Daily ETF
Tradr
2X Long CLSK
Daily ETF
CLSX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long CLSK Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/clsx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CLSK Daily ETF (CLSX)	$8	1.30%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,738,337
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	82%
Swap	18%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/clsx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long CLSK Daily ETF
Tradr
2X Long CRDO
Daily ETF
CRDU
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long CRDO Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/crdu#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CRDO Daily ETF (CRDU)	$5	1.30%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,742,014
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	121%
Swap	(21)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/crdu#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long CRDO Daily ETF
Tradr
2X Long CRWV
Daily ETF
CWVX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long CRWV Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/cwvx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CRWV Daily ETF (CWVX)	$27	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$269,783,701
Total number of portfolio holdings	3
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Swap	52%
Cash*	48%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/cwvx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long CRWV Daily ETF
Tradr
2X Long DDOG
Daily ETF
DOGD
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long DDOG Daily ETF (“Fund”) for the period of August 11, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/dogd#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long DDOG Daily ETF (DOGD)	$20	1.30%[2]
1	The Fund commenced operations on August 11, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,777,310
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	89%
Swap	11%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/dogd#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long DDOG Daily ETF
Tradr
2X Long ENPH
Daily ETF
ENPX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long ENPH Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/enpx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ENPH Daily ETF (ENPX)	$5	1.30%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,228,442
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	112%
Swap	(12)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/enpx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long ENPH Daily ETF
Tradr
2X Long GEV
Daily ETF
GEVX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long GEV Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/gevx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long GEV Daily ETF (GEVX)	$33	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$14,174,520
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	104%
Swap	(4)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/gevx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long GEV Daily ETF
Tradr
2X Long GS
Daily ETF
GSX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long GS Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/gsx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long GS Daily ETF (GSX)	$6	1.30%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$892,064
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	98%
Swap	2%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/gsx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long GS Daily ETF
Tradr
2X Long Innovation 100
Monthly ETF
MQQQ
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long Innovation 100 Monthly ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Innovation 100 Monthly ETF (MQQQ)	$84	1.30%[1]
1	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$164,893,674
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Equity	52%
Cash*	42%
Swap	6%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long Innovation 100 Monthly ETF

Tradr
2X Long Innovation 100
Quarterly ETF
QQQP
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long Innovation 100 Quarterly ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Innovation 100 Quarterly ETF (QQQP)	$83	1.30%[1]
1	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$13,265,998
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Equity	48%
Cash*	29%
Swap	23%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long Innovation 100 Quarterly ETF

Tradr
2X Long Innovation ETF
TARK
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long Innovation ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Innovation ETF (TARK)	$112	1.15%[1]
1	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$44,687,506
Total number of portfolio holdings	3
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Swap	66%
Cash*	34%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long Innovation ETF
Tradr
2X Long JOBY
Daily ETF
JOBX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long JOBY Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/jobx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long JOBY Daily ETF (JOBX)	$10	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,104,690
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	89%
Swap	11%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/jobx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long JOBY Daily ETF
Tradr
2X Long LRCX
Daily ETF
LRCU
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long LRCX Daily ETF (“Fund”) for the period of August 18, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/lrcu#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long LRCX Daily ETF (LRCU)	$22	1.30%[2]
1	The Fund commenced operations on August 18, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,343,759
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	63%
Swap	37%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/lrcu#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long LRCX Daily ETF
Tradr
2X Long MDB
Daily ETF
MDBX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long MDB Daily ETF (“Fund”) for the period of August 18, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/mdbx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long MDB Daily ETF (MDBX)	$21	1.30%[2]
1	The Fund commenced operations on August 18, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,105,826
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	73%
Swap	27%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/mdbx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long MDB Daily ETF
Tradr
2X Long NBIS
Daily ETF
NEBX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long NBIS Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/nebx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long NBIS Daily ETF (NEBX)	$15	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$100,968,474
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	85%
Swap	15%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/nebx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long NBIS Daily ETF
Tradr
2X Long NVTS
Daily ETF
NVTX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long NVTS Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/nvtx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long NVTS Daily ETF (NVTX)	$10	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,579,262
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	91%
Swap	9%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/nvtx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long NVTS Daily ETF
Tradr
2X Long PONY
Daily ETF
PONX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long PONY Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/ponx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long PONY Daily ETF (PONX)	$14	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,584,991
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	60%
Swap	40%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/ponx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long PONY Daily ETF
Tradr
2X Long QBTS
Daily ETF
QBTX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long QBTS Daily ETF (“Fund”) for the period of April 24, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/qbtx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long QBTS Daily ETF (QBTX)	$207	1.30%[2]
1	The Fund commenced operations on April 24, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$65,145,131
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Swap	110%
Cash*	(10)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/qbtx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long QBTS Daily ETF
Tradr
2X Long QUBT
Daily ETF
QUBX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long QUBT Daily ETF (“Fund”) for the period of June 23, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/qubx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long QUBT Daily ETF (QUBX)	$33	1.30%[2]
1	The Fund commenced operations on June 23, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$35,555,810
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	97%
Swap	3%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/qubx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long QUBT Daily ETF
Tradr
2X Long RGTI
Daily ETF
RGTU
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long RGTI Daily ETF (“Fund”) for the period of June 23, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/rgtu#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long RGTI Daily ETF (RGTU)	$118	1.30%[2]
1	The Fund commenced operations on June 23, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$8,471,359
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Swap	68%
Cash*	32%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/rgtu#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long RGTI Daily ETF
Tradr
2X Long SMR
Daily ETF
SMU
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long SMR Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/smu#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long SMR Daily ETF (SMU)	$26	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$103,925,027
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	83%
Swap	17%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/smu#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long SMR Daily ETF

Tradr
2X Long SPY
Quarterly ETF
SPYQ
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long SPY Quarterly ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long SPY Quarterly ETF (SPYQ)	$77	1.30%[1]
1	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,285,299
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Equity	48%
Cash*	32%
Swap	20%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long SPY Quarterly ETF
Tradr
2X Long TEM
Daily ETF
TEMT
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long TEM Daily ETF (“Fund”) for the period of May 12, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/temt#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long TEM Daily ETF (TEMT)	$57	1.30%[2]
1	The Fund commenced operations on May 12, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$59,145,394
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	57%
Swap	43%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/temt#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long TEM Daily ETF
Tradr
2X Long U
Daily ETF
UNX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long U Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/unx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long U Daily ETF (UNX)	$5	1.30%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$819,849
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	136%
Swap	(36)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/unx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long U Daily ETF
Tradr
2X Long UPST
Daily ETF
UPSX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long UPST Daily ETF (“Fund”) for the period of June 9, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/upsx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long UPST Daily ETF (UPSX)	$33	1.30%[2]
1	The Fund commenced operations on June 9, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$47,140,130
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	122%
Swap	(22)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/upsx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long UPST Daily ETF
Tradr
2X Long VOYG
Daily ETF
VOYX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Long VOYG Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/voyx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long VOYG Daily ETF (VOYX)	$8	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire semi-annual period of April 1, 2025 to September 30, 2025, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,216,448
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	104%
Swap	(4)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/voyx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long VOYG Daily ETF

Tradr
1X Short Innovation
Daily ETF
SARK
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 1X Short Innovation Daily ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/sark-2x-short-innovation-daily-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1X Short Innovation Daily ETF (SARK)	$40	1.03%[1]
1	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$70,298,597
Total number of portfolio holdings	3
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	108%
Swap	(8)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/sark-2x-short-innovation-daily-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 1X Short Innovation Daily ETF
Tradr
1.5X Short NVDA
Daily ETF
NVDS
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 1.5X Short NVDA Daily ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1.5X Short NVDA Daily ETF (NVDS)	$40	1.15%[1]
1	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$51,718,717
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	126%
Swap	(26)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 1.5X Short NVDA Daily ETF

Tradr
2X Short TSLA
Daily ETF
TSLQ
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tradr 2X Short TSLA Daily ETF (“Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.tradretfs.com/tslq-2x-short-tsla-daily-etf. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Short TSLA Daily ETF (TSLQ)	$34	1.15%[1]
1	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$465,306,351
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	161%
Swap	(61)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/tslq-2x-short-tsla-daily-etf. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Short TSLA Daily ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Tradr 2X Long ACHR Daily ETF	Tradr 2X Long ENPH Daily ETF	Tradr 2X Long NVTS Daily ETF	Tradr 2X Long VOYG Daily ETF
(ARCX)	(ENPX)	(NVTX)	(VOYX)

Tradr 2X Long ALAB Daily ETF	Tradr 2X Long GEV Daily ETF	Tradr 2X Long PONY Daily ETF	Tradr 1X Short Innovation Daily ETF (formerly, Tradr 2x Short Innovation Daily ETF)
(LABX)	(GEVX)	(PONX)	(SARK)

Tradr 2X Long APLD Daily ETF	Tradr 2X Long GS Daily ETF	Tradr 2X Long QBTS Daily ETF	Tradr 1.5X Short NVDA Daily ETF (formerly, Tradr 1.25X NVDA Bear Daily ETF)
(APLX)	(GSX)	(QBTX)	(NVDS)

Tradr 2X Long APP Daily ETF	Tradr 2X Long Innovation 100 Monthly ETF	Tradr 2X Long QUBT Daily ETF	Tradr 2X Short TSLA Daily ETF (formerly, Tradr TSLA Bear Daily ETF)
(APPX)	(formerly, Tradr 2x Long Triple Q Monthly ETF)	(QUBX)	(TSLQ)
(MQQQ)

Tradr 2x Long ASTS Daily ETF	Tradr 2X Long Innovation 100 Quarterly ETF	Tradr 2X Long RGTI Daily ETF
(ASTX)	(formerly, Tradr 2x Long Triple Q Quarterly ETF)	(RGTU)
(QQQP)
Tradr 2x Long CEG Daily ETF	Tradr 2X Long Innovation ETF (formerly, AXS 2X Innovation ETF)	Tradr 2X Long SMR Daily ETF
(CEGX)	(TARK)	(SMU)

Tradr 2X Long CLSK Daily ETF	Tradr 2X Long JOBY Daily ETF	Tradr 2X Long SPY Quarterly ETF
(CLSX)	(JOBX)	(SPYQ)

Tradr 2X Long CRDO Daily ETF	Tradr 2X Long LRCX Daily ETF	Tradr 2X Long TEM Daily ETF
(CRDU)	(LRCU)	(TEMT)

Tradr 2X Long CRWV Daily ETF	Tradr 2X Long MDB Daily ETF	Tradr 2X Long U Daily ETF
(CWVX)	(MDBX)	(UNX)

Tradr 2X Long DDOG Daily ETF	Tradr 2X Long NBIS Daily ETF	Tradr 2X Long UPST Daily ETF
(DOGD)	(NEBX)	(UPSX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2025

Tradr ETFs

Eash a series of Investment Managers Series Trust II

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the Tradr ETFs (the “ETFs”). This report is not authorized for distribution to prospective investors in the ETFs unless preceded or accompanied by an effective shareholder report and prospectus.

www.tradretfs.com

Tradr 2X Long ACHR Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$22,389,202
TOTAL NET ASSETS — 100.0%	$22,389,202

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Archer Aviation, Inc.	Receive	6.59% (OBFR01* + 250bps)	At Maturity	10/16/2026	$10,326,944	$-	$26,500
Marex	Archer Aviation, Inc.	Receive	8.09% (OBFR01* + 400bps)	At Maturity	7/10/2026	32,161,261	-	1,860,761
TOTAL EQUITY SWAP CONTRACTS								$1,887,261

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long ALAB Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$30,341,151
TOTAL NET ASSETS — 100.0%	$30,341,151

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Astera Labs, Inc.	Receive	5.84% (OBFR01* + 175bps)	At Maturity	9/16/2026	$64,732,010	$-	$(5,513,407)
TOTAL EQUITY SWAP CONTRACTS								$(5,513,407)

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long APLD Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$9,911,118
TOTAL NET ASSETS — 100.0%	$9,911,118

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Applied Digital Corporation	Receive	20.09% (OBFR01* + 1600bps)	At Maturity	10/13/2026	$16,983,953	$-	$2,253,403
TOTAL EQUITY SWAP CONTRACTS								$2,253,403

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long APP Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$118,414,540
TOTAL NET ASSETS — 100.0%	$118,414,540

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	AppLovin Corporation - Class A	Receive	5.84% (OBFR01* + 175bps)	At Maturity	5/27/2026	$35,835,844	$-	$31,065,088
TD Cowen	AppLovin Corporation - Class A	Receive	6.09% (OBFR01* + 200bps)	At Maturity	5/1/2026	40,125,106	-	41,377,405
Marex	AppLovin Corporation - Class A	Receive	6.59% (OBFR01* + 250bps)	At Maturity	5/25/2026	59,619,482	-	37,256,170
TOTAL EQUITY SWAP CONTRACTS								$109,698,663

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long ASTS Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$69,382,476
TOTAL NET ASSETS — 100.0%	$69,382,476

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	AST SpaceMobile, Inc.	Receive	7.09% (OBFR01* + 300bps)	At Maturity	8/26/2026	$82,411,808	$-	$(769,173)
Marex	AST SpaceMobile, Inc.	Receive	9.09% (OBFR01* + 500bps)	At Maturity	9/27/2026	39,709,861	-	9,014,579
TOTAL EQUITY SWAP CONTRACTS								$8,245,406

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long CEG Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$2,892,800
TOTAL NET ASSETS — 100.0%	$2,892,800

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Constellation Energy Corporation	Receive	5.84% (OBFR01* + 175bps)	At Maturity	8/12/2026	$5,647,139	$-	$(109,896)
TOTAL EQUITY SWAP CONTRACTS								$(109,896)

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long CLSK Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$9,738,337
TOTAL NET ASSETS — 100.0%	$9,738,337

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	CleanSpark, Inc.	Receive	13.09% (OBFR01* + 900bps)	At Maturity	10/20/2026	$17,677,071	$-	$1,781,926
TOTAL EQUITY SWAP CONTRACTS								$1,781,926

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long CRDO Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$4,742,014
TOTAL NET ASSETS — 100.0%	$4,742,014

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Credo Technology Group Holding Ltd.	Receive	7.09% (OBFR01* + 300bps)	At Maturity	10/20/2026	$10,407,136	$-	$(989,786)
TOTAL EQUITY SWAP CONTRACTS								$(989,786)

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long CRWV Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$269,783,701
TOTAL NET ASSETS — 100.0%	$269,783,701

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
TD Cowen	CoreWeave, Inc.	Receive	6.59% (OBFR01* + 250bps)	At Maturity	5/1/2026	$139,193,736	$-	$44,310,167
Clear Street	CoreWeave, Inc.	Receive	5.84% (OBFR01* + 175bps)	At Maturity	8/12/2026	210,103,759	-	81,789,358
Marex	CoreWeave, Inc.	Receive	7.59% (OBFR01* + 350bps)	At Maturity	9/22/2026	41,719,342	-	13,627,514
TOTAL EQUITY SWAP CONTRACTS								$139,727,039

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long DDOG Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,777,310
TOTAL NET ASSETS — 100.0%	$1,777,310

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Datadog, Inc. - Class A	Receive	5.84% (OBFR01* + 175bps)	At Maturity	9/16/2026	$3,339,582	$-	$195,964
TOTAL EQUITY SWAP CONTRACTS								$195,964

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long ENPH Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$2,228,442
TOTAL NET ASSETS — 100.0%	$2,228,442

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Enphase Energy, Inc.	Receive	11.09% (OBFR01* + 700bps)	At Maturity	10/20/2026	$4,705,549	$-	$(269,664)
TOTAL EQUITY SWAP CONTRACTS								$(269,664)

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long GEV Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$14,174,520
TOTAL NET ASSETS — 100.0%	$14,174,520

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	GE Vernova, Corporation	Receive	5.84% (OBFR01* + 1.75bps)	At Maturity	8/12/2026	$28,176,331	$-	$(496,358)
TOTAL EQUITY SWAP CONTRACTS								$(496,358)

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long GS Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$892,064
TOTAL NET ASSETS — 100.0%	$892,064

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	The Goldman Sachs Group, Inc.	Receive	5.84% (OBFR01* + 175bps)	At Maturity	10/20/2026	$1,764,128	$-	$16,369
TOTAL EQUITY SWAP CONTRACTS								$16,369

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation 100 Monthly ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number
of Shares		Value
	EXCHANGE-TRADED FUNDS — 51.9%
142,545	Invesco QQQ Trust Series 1	$85,579,742
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $84,153,390)	85,579,742

	TOTAL INVESTMENTS — 51.9%
	(Cost $84,153,390)	85,579,742

	Other Assets in Excess of Liabilities — 48.1%	79,313,932
	TOTAL NET ASSETS — 100.0%	$164,893,674

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation 100 Monthly ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited) - Continued

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
TD Cowen	Invesco QQQ Trust, Series 1	Receive	4.84% (OBFR01* + 75bps)	At Maturity	5/1/2026	$7,466,251	$-	$1,667,361
Clear Street	Invesco QQQ Trust, Series 1	Receive	5.09% (OBFR01* + 100bps)	At Maturity	10/29/2025	71,359,730	-	3,215,094
Wells Fargo	Invesco QQQ Trust, Series 1	Receive	5.09% (OBFR01* + 100bps)	At Maturity	1/28/2026	156,778,444	-	4,454,427
TOTAL EQUITY SWAP CONTRACTS								$9,336,882

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation 100 Quarterly ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number
of Shares		Value
	EXCHANGE-TRADED FUNDS — 47.7%
10,529	Invesco QQQ Trust Series 1	$6,321,296
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $6,120,515)	6,321,296

	TOTAL INVESTMENTS — 47.7%
	(Cost $6,120,515)	6,321,296

	Other Assets in Excess of Liabilities — 52.3%	6,944,702
	TOTAL NET ASSETS — 100.0%	$13,265,998

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation 100 Quarterly ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited) - Continued

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
TD Cowen	Invesco QQQ Trust, Series 1	Receive	4.84% (OBFR01* + 75bps)	At Maturity	5/1/2026	$5,316,550	$-	$1,298,156
Clear Street	Invesco QQQ Trust, Series 1	Receive	5.09% (OBFR01* + 100bps)	At Maturity	11/4/2025	5,142,721	-	1,093,722
Wells Fargo	Invesco QQQ Trust, Series 1	Receive	5.09% (OBFR01* + 100bps)	At Maturity	7/7/2026	6,247,384	-	716,037
TOTAL EQUITY SWAP CONTRACTS								$3,107,915

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$44,687,506
TOTAL NET ASSETS — 100.0%	$44,687,506

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
TD Cowen	ARK Innovation ETF	Receive	4.59% (OBFR01* + 50bps)	At Maturity	5/1/2026	$23,367,547	$-	$21,904,580
Clear Street	ARK Innovation ETF	Receive	4.64% (OBFR01* + 55bps)	At Maturity	7/29/2026	33,171,040	-	7,017,660
Goldman Sachs	ARK Innovation ETF	Receive	4.19% (FRED** + 10bps)	At Maturity	3/17/2026	4,531,009	-	581,578
TOTAL EQUITY SWAP CONTRACTS								$29,503,818

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.
**	FRED - Federal Funds Effective Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long JOBY Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$18,104,690
TOTAL NET ASSETS — 100.0%	$18,104,690

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Joby Aviation, Inc.	Receive	6.84% (OBFR01* + 275bps)	At Maturity	10/13/2026	$33,922,638	$-	$1,977,558
TOTAL EQUITY SWAP CONTRACTS								$1,977,558

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long LRCX Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,343,759
TOTAL NET ASSETS — 100.0%	$1,343,759

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Lam Research Corporation	Receive	5.84% (OBFR01* + 175bps)	At Maturity	9/23/2026	$2,181,445	$-	$496,375
TOTAL EQUITY SWAP CONTRACTS								$496,375

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long MDB Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$2,105,826
TOTAL NET ASSETS — 100.0%	$2,105,826

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	MONGODB, Inc.	Receive	5.84% (OBFR01* + 175bps)	At Maturity	9/23/2026	$3,565,919	$-	$578,720
TOTAL EQUITY SWAP CONTRACTS								$578,720

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long NBIS Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$100,968,474
TOTAL NET ASSETS — 100.0%	$100,968,474

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Nebius Group N.V.	Receive	6.59% (OBFR01* + 250bps)	At Maturity	10/13/2026	$186,345,088	$-	$15,381,610
TOTAL EQUITY SWAP CONTRACTS								$15,381,610

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long NVTS Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$4,579,262
TOTAL NET ASSETS — 100.0%	$4,579,262

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Navitas Semiconductor Corporation	Receive	33.09% (OBFR01* + 2900bps)	At Maturity	10/13/2026	$8,540,697	$-	$429,622
TOTAL EQUITY SWAP CONTRACTS								$429,622

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long PONY Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$3,584,991
TOTAL NET ASSETS — 100.0%	$3,584,991

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Pony AI, Inc.	Receive	11.09% (OBFR01* + 700bps)	At Maturity	10/13/2026	$5,812,388	$-	$1,445,865
TOTAL EQUITY SWAP CONTRACTS								$1,445,865

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long QBTS Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$65,145,131
TOTAL NET ASSETS — 100.0%	$65,145,131

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	D-Wave Quantum, Inc.	Receive	10.34% (OBFR01* + 625bps)	At Maturity	7/22/2026	$49,577,768	$-	$25,731,068
Marex	D-Wave Quantum, Inc.	Receive	10.34% (OBFR01* + 625bps)	At Maturity	5/25/2026	40,317,138	-	45,740,802
TOTAL EQUITY SWAP CONTRACTS								$71,471,870

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long QUBT Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$35,555,810
TOTAL NET ASSETS — 100.0%	$35,555,810

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Quantum Computing, Inc.	Receive	16.09% (OBFR01* + 1200bps)	At Maturity	10/27/2026	$33,336,556	$-	$(4,714,577)
Marex	Quantum Computing, Inc.	Receive	9.34% (OBFR01* + 525bps)	At Maturity	7/24/2026	37,085,727	-	5,632,182
TOTAL EQUITY SWAP CONTRACTS								$917,605

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long RGTI Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$8,471,359
TOTAL NET ASSETS — 100.0%	$8,471,359

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Marex	Rigetti Computing, Inc.	Receive	8.59% (OBFR01* + 450bps)	At Maturity	7/24/2026	$11,327,256	$-	$5,783,240
TOTAL EQUITY SWAP CONTRACTS								$5,783,240

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long SMR Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$103,925,027
TOTAL NET ASSETS — 100.0%	$103,925,027

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Nuscale Power Corporation	Receive	7.34% (OBFR01* + 325bps)	At Maturity	8/12/2026	$149,660,983	$-	$(17,364,812)
Marex	Nuscale Power Corporation	Receive	8.09% (OBFR01* + 400bps)	At Maturity	9/6/2026	61,362,987	-	(89,586)
TOTAL EQUITY SWAP CONTRACTS								$(17,454,398)

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long SPY Quarterly ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number
of Shares		Value
	EXCHANGE-TRADED FUNDS — 47.7%
8,083	SPDR S&P 500 ETF Trust	$5,384,733
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $5,212,505)	5,384,733

	TOTAL INVESTMENTS — 47.7%
	(Cost $5,212,505)	5,384,733

	Other Assets in Excess of Liabilities — 52.3%	5,900,566
	TOTAL NET ASSETS — 100.0%	$11,285,299

ETF – Exchange-Traded Fund

See accompanying Notes to Financial Statements.

Tradr 2X Long SPY Quarterly ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited) - Continued

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
TD Cowen	SPDR S&P 500 ETF Trust	Receive	4.84% (OBFR01* + 75bps)	At Maturity	5/1/2026	$5,488,764	$-	$632,276
Clear Street	SPDR S&P 500 ETF Trust	Receive	5.09% (OBFR01* + 100bps)	At Maturity	11/4/2025	3,922,126	-	1,055,520
Wells Fargo	SPDR S&P 500 ETF Trust	Receive	5.09% (OBFR01* + 100bps)	At Maturity	7/7/2026	5,844,506	-	555,045
TOTAL EQUITY SWAP CONTRACTS								$2,242,841

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long TEM Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$59,145,394
TOTAL NET ASSETS — 100.0%	$59,145,394

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Tempus AI, Inc.	Receive	7.59% (OBFR01* + 350bps)	At Maturity	6/22/2026	$44,132,216	$-	$20,321,992
Marex	Tempus AI, Inc.	Receive	8.09% (OBFR01* + 400bps)	At Maturity	6/13/2026	55,874,589	-	4,891,463
TOTAL EQUITY SWAP CONTRACTS								$25,213,455

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long U Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$819,849
TOTAL NET ASSETS — 100.0%	$819,849

SWAP CONTRACTS
EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Unity Software, Inc.	Receive	6.34% (OBFR01* + 225bps)	At Maturity	10/20/2026	$1,892,150	$-	$(294,186)
TOTAL EQUITY SWAP CONTRACTS								$(294,186)

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long UPST Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$47,140,130
TOTAL NET ASSETS — 100.0%	$47,140,130

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Upstart Holdings, Inc.	Receive	6.09% (OBFR01* + 200bps)	At Maturity	9/16/2026	$37,036,101	$-	$(8,170,691)
Marex	Upstart Holdings, Inc.	Receive	9.09% (OBFR01* + 500bps)	At Maturity	7/10/2026	$67,208,212	-	(2,387,646)
TOTAL EQUITY SWAP CONTRACTS								$(10,558,337)

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements

Tradr 2X Long VOYG Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,216,448
TOTAL NET ASSETS — 100.0%	$1,216,448

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Voyager Technologies, Inc.	Receive	18.09% (OBFR01* + 1400bps)	At Maturity	10/13/2026	$2,464,222	$-	$(54,539)
TOTAL EQUITY SWAP CONTRACTS								$(54,539)

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 1X Short Innovation Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$70,298,597
TOTAL NET ASSETS — 100.0%	$70,298,597

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
TD Cowen	ARK Innovation ETF	Pay	1.84% (OBFR01* - 225bps)	At Maturity	5/1/2026	$(22,627,026)	$-	$(4,680,184)
Clear Street	ARK Innovation ETF	Pay	2.02% (OBFR01* - 207bps)	At Maturity	1/6/2026	(38,750,029)	-	(637,593)
Goldman Sachs	ARK Innovation ETF	Pay	-11.19% (SOFR** - 1543bps At Maturity		5/8/2026	(2,320,780)	-	(303,357)
TOTAL EQUITY SWAP CONTRACTS								$(5,621,134)

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.
**	SOFR - Secured Overnight Financing Rate, 4.24% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 1.5X Short NVDA Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$51,718,717
TOTAL NET ASSETS — 100.0%	$51,718,717

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
TD Cowen	NVIDIA Corporation	Pay	3.74% (OBFR01* - 35bps)	At Maturity	5/1/2026	$(37,199,518)	$-	$(3,611,834)
Clear Street	NVIDIA Corporation	Pay	3.59% (OBFR01* - 50bps)	At Maturity	1/6/2026	(36,465,715)	-	(9,595,431)
TOTAL EQUITY SWAP CONTRACTS								$(13,207,265)

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Short TSLA Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$465,306,351
TOTAL NET ASSETS — 100.0%	$465,306,351

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
TD Cowen	Tesla, Inc.	Pay	3.59% (OBFR01* - 50bps)	At Maturity	5/1/2026	$(153,407,077)	$-	$(21,499,459)
Clear Street	Tesla, Inc.	Pay	3.09% (OBFR01* - 100bps)	At Maturity	1/6/2026	(508,535,390)	-	(230,045,023)
Goldman Sachs	Tesla, Inc.	Pay	3.89% (FRED ** - 20bps)	At Maturity	4/6/2026	(125,692,992)	-	(21,837,798)
Marex	Tesla, Inc.	Pay	3.09% (OBFR01* - 100bps)	At Maturity	5/22/2026	(84,315,533)	-	(8,259,440)
TOTAL EQUITY SWAP CONTRACTS								$(281,641,720)

*	OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.
**	FRED - Federal Funds Effective Rate, 4.09% as of September 30, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of September 30, 2025 (Unaudited)

	Tradr 2X Long ACHR Daily ETF	Tradr 2X Long ALAB Daily ETF
Assets:
Cash	$2,788,027	$2,822,863
Cash collateral held for open swap contracts	17,339,703	33,050,000
Unrealized appreciation on open swap contracts	1,887,261	-
Receivables:
Fund shares sold	220,780	-
Due from Counterparty	160,949	-
Total assets	22,396,720	35,872,863

Liabilities:
Unrealized depreciation on open swap contracts	-	5,513,407
Payables:
Advisory fees	7,518	18,305
Due to Counterparty	-	-
Total liabilities	7,518	5,531,712
Commitments and contingencies (Note 3)
Net Assets	$22,389,202	$30,341,151

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$25,798,186	$35,844,804
Total distributable earnings (accumulated deficit)	(3,408,984)	(5,503,653)
Net Assets	$22,389,202	$30,341,151

Shares of beneficial interest issued and outstanding	1,545,000	1,105,000
Net asset value per share	$14.49	$27.46

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	Tradr 2X Long APLD Daily ETF	Tradr 2X Long APP Daily ETF
Assets:
Cash	$169,822	$3,398,678
Cash collateral held for open swap contracts	7,490,000	15,529,325
Unrealized appreciation on open swap contracts	2,253,403	109,698,663
Receivables:
Fund shares sold	-	-
Due from Counterparty	-	-
Total assets	9,913,225	128,626,666

Liabilities:
Unrealized depreciation on open swap contracts	-	-
Payables:
Advisory fees	2,107	93,842
Due to Counterparty	-	10,118,284
Total liabilities	2,107	10,212,126
Commitments and contingencies (Note 3)
Net Assets	$9,911,118	$118,414,540

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$7,653,741	$(1,571,828)
Total distributable earnings (accumulated deficit)	2,257,377	119,986,368
Net Assets	$9,911,118	$118,414,540

Shares of beneficial interest issued and outstanding	160,000	2,400,000	*
Net asset value per share	$61.94	$49.34

*	The Fund had a 3-1 forward stock split after the close of business October 20, 2025, of which was reflected as of September 30, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	Tradr 2X Long ASTS Daily ETF	Tradr 2X Long CEG Daily ETF
Assets:
Cash	$288,780	$300,632
Cash collateral held for open swap contracts	58,773,979	2,700,000
Unrealized appreciation on open swap contracts	9,014,579	-
Receivables:
Fund shares sold	2,129,117	-
Prepaid expenses	-	4,710
Total assets	70,206,455	3,005,342

Liabilities:
Unrealized depreciation on open swap contracts	769,173	109,896
Payables:
Advisory fees	54,806	2,646
Total liabilities	823,979	112,542
Commitments and contingencies (Note 3)
Net Assets	$69,382,476	$2,892,800

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$64,730,253	$3,024,459
Total distributable earnings (accumulated deficit)	4,652,223	(131,659)
Net Assets	$69,382,476	$2,892,800

Shares of beneficial interest issued and outstanding	2,605,000	110,000
Net asset value per share	$26.63	$26.30

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	Tradr 2X Long CLSK Daily ETF	Tradr 2X Long CRDO Daily ETF
Assets:
Cash	$139,040	$83,285
Cash collateral held for open swap contracts	7,820,000	5,650,000
Unrealized appreciation on open swap contracts	1,781,926	-
Receivables:
Fund shares sold	-	-
Prepaid expenses	-	-
Total assets	9,740,966	5,733,285

Liabilities:
Unrealized depreciation on open swap contracts	-	989,786
Payables:
Advisory fees	2,629	1,485
Total liabilities	2,629	991,271
Commitments and contingencies (Note 3)
Net Assets	$9,738,337	$4,742,014

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$7,952,822	$5,729,088
Total distributable earnings (accumulated deficit)	1,785,515	(987,074)
Net Assets	$9,738,337	$4,742,014

Shares of beneficial interest issued and outstanding	210,000	245,000
Net asset value per share	$46.37	$19.36

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	Tradr 2X Long CRWV Daily ETF	Tradr 2X Long DDOG Daily ETF
Assets:
Cash	$7,187,880	$161,199
Cash collateral held for open swap contracts	149,919,158	1,420,000
Unrealized appreciation on open swap contracts	139,727,039	195,964
Receivables:
Fund shares sold	-	-
Prepaid expenses	-	1,248
Total assets	296,834,077	1,778,411

Liabilities:
Unrealized depreciation on open swap contracts	-	-
Payables:
Advisory fees	226,459	1,101
Fund shares redeemed	26,823,917	-
Total liabilities	27,050,376	1,101
Commitments and contingencies (Note 3)
Net Assets	$269,783,701	$1,777,310

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$130,148,099	$1,583,218
Total distributable earnings (accumulated deficit)	139,635,602	194,092
Net Assets	$269,783,701	$1,777,310

Shares of beneficial interest issued and outstanding	13,190,000	60,000
Net asset value per share	$20.45	$29.62

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	Tradr 2X Long ENPH Daily ETF	Tradr 2X Long GEV Daily ETF
Assets:
Cash	$31,668	$1,388,786
Cash collateral held for open swap contracts	1,830,000	13,290,000
Unrealized appreciation on open swap contracts	-	-
Receivables:
Fund shares sold	637,149	-
Prepaid expenses	-	-
Total assets	2,498,817	14,678,786

Liabilities:
Unrealized depreciation on open swap contracts	269,664	496,358
Payables:
Advisory fees	711	7,908
Fund shares redeemed	-	-
Total liabilities	270,375	504,266
Commitments and contingencies (Note 3)
Net Assets	$2,228,442	$14,174,520

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$2,497,032	$14,741,802
Total distributable earnings (accumulated deficit)	(268,590)	(567,282)
Net Assets	$2,228,442	$14,174,520

Shares of beneficial interest issued and outstanding	105,000	465,000
Net asset value per share	$21.22	$30.48

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	Tradr 2X Long GS Daily ETF	Tradr 2X Long Innovation 100 Monthly ETF
Assets:
Investments, at value (cost $0 and $84,153,390, respectively)	$-	$85,579,742
Cash	86,208	30,476,054
Cash collateral held for open swap contracts	790,000	35,690,000
Unrealized appreciation on open swap contracts	16,369	9,336,882
Receivables:
Fund shares sold	-	10,790,532
Dividends and interest	-	36,155
Receivable for swaps	-	9,933
Prepaid expenses	-	37
Total assets	892,577	171,919,335

Liabilities:
Payables:
Advisory fees	513	42,386
Investment securities purchased	-	6,924,182
Fund administration fees	-	9,951
Transfer agent fees and expenses	-	4,262
Custody fees	-	4,305
Fund accounting fees	-	12,219
Auditing fees	-	8,170
Chief Compliance Officer fees	-	1,333
Legal fees	-	5,781
Trustees’ fees and expenses	-	2,444
Trustees’ deferred compensation (Note 3)	-	1,097
Shareholder reporting fees	-	2,439
Accrued other expenses	-	7,092
Total liabilities	513	7,025,661
Commitments and contingencies (Note 3)
Net Assets	$892,064	$164,893,674

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$875,000	$153,382,491
Total distributable earnings (accumulated deficit)	17,064	11,511,183
Net Assets	$892,064	$164,893,674

Shares of beneficial interest issued and outstanding	35,000	916,991	*
Net asset value per share	$25.49	$179.82

*	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	Tradr 2X Long Innovation 100 Quarterly ETF		Tradr 2X Long Innovation ETF
Assets:
Investments, at value (cost $6,120,515 and $0, respectively)	$6,321,296		$-
Cash	1,284,060		9,539,922
Cash collateral held for open swap contracts	4,020,157		5,769,904
Unrealized appreciation on open swap contracts	3,107,915		29,503,818
Receivables:
Fund shares sold	-		-
Dividends and interest	5,663		-
Receivable for swaps	7,629		-
Prepaid expenses	-		1,156
Total assets	14,746,720		44,814,800

Liabilities:
Payables:
Advisory fees	1,246		18,872
Investment securities purchased	1,421,700		-
Fund administration fees	7,103		13,495
Transfer agent fees and expenses	8,030		12,211
Custody fees	7,077		14,705
Fund accounting fees	4,754		14,761
Auditing fees	8,247		9,170
Chief Compliance Officer fees	3,280		2,006
Legal fees	8,656		2,787
Trustees’ fees and expenses	1,425		4,090
Trustees’ deferred compensation (Note 3)	1,863		15,632
Shareholder reporting fees	1,656		3,303
Accrued other expenses	5,685		16,262
Total liabilities	1,480,722		127,294
Commitments and contingencies (Note 3)
Net Assets	$13,265,998		$44,687,506

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$10,452,520		$(33,816,540)
Total distributable earnings (accumulated deficit)	2,813,478		78,504,046
Net Assets	$13,265,998		$44,687,506

Shares of beneficial interest issued and outstanding	77,994	*	546,380
Net asset value per share	$170.09		$81.79

*	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	Tradr 2X Long JOBY Daily ETF	Tradr 2X Long LRCX Daily ETF
Assets:
Cash	$142,484	$267,487
Cash collateral held for open swap contracts	15,990,000	580,000
Unrealized appreciation on open swap contracts	1,977,558	496,375
Receivables:
Fund shares sold	-	-
Total assets	18,110,042	1,343,862

Liabilities:
Payables:
Advisory fees	5,352	103
Fund shares redeemed	-	-
Total liabilities	5,352	103
Commitments and contingencies (Note 3)
Net Assets	$18,104,690	$1,343,759

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$16,117,459	$848,012
Total distributable earnings (accumulated deficit)	1,987,231	495,747
Net Assets	$18,104,690	$1,343,759

Shares of beneficial interest issued and outstanding	545,000	30,000
Net asset value per share	$33.22	$44.79

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	Tradr 2X Long MDB Daily ETF	Tradr 2X Long NBIS Daily ETF
Assets:
Cash	$189,613	$2,767,204
Cash collateral held for open swap contracts	1,340,000	78,270,000
Unrealized appreciation on open swap contracts	578,720	15,381,610
Receivables:
Fund shares sold	-	7,054,410
Total assets	2,108,333	103,473,224

Liabilities:
Payables:
Advisory fees	2,507	29,638
Fund shares redeemed	-	2,475,112
Total liabilities	2,507	2,504,750
Commitments and contingencies (Note 3)
Net Assets	$2,105,826	$100,968,474

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,527,393	$85,551,170
Total distributable earnings (accumulated deficit)	578,433	15,417,304
Net Assets	$2,105,826	$100,968,474

Shares of beneficial interest issued and outstanding	50,000	1,575,000
Net asset value per share	$42.12	$64.11

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	Tradr 2X Long NVTS Daily ETF	Tradr 2X Long PONY Daily ETF
Assets:
Cash	$410,628	$60,708
Cash collateral held for open swap contracts	4,095,000	2,080,000
Unrealized appreciation on open swap contracts	429,622	1,445,865
Receivables:
Fund shares sold	-	-
Total assets	4,935,250	3,586,573

Liabilities:
Unrealized depreciation on open swap contracts	-	-
Payables:
Advisory fees	1,695	1,582
Fund shares redeemed	354,293	-
Due to Counterparty	-	-
Total liabilities	355,988	1,582
Commitments and contingencies (Note 3)
Net Assets	$4,579,262	$3,584,991

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$4,147,348	$2,138,210
Total distributable earnings (accumulated deficit)	431,914	1,446,781
Net Assets	$4,579,262	$3,584,991

Shares of beneficial interest issued and outstanding	120,000	60,000
Net asset value per share	$38.16	$59.75

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	Tradr 2X Long QBTS Daily ETF		Tradr 2X Long QUBT Daily ETF
Assets:
Cash	$2,933,403		$50,323
Cash collateral held for open swap contracts	32,920,957		35,180,015
Unrealized appreciation on open swap contracts	71,471,870		5,632,182
Receivables:
Fund shares sold	13,352,692		1,263,306
Total assets	120,678,922		42,125,826

Liabilities:
Unrealized depreciation on open swap contracts	-		4,714,577
Payables:
Advisory fees	66,238		11,637
Fund shares redeemed	926,887		-
Due to Counterparty	54,540,666		1,843,802
Total liabilities	55,533,791		6,570,016
Commitments and contingencies (Note 3)
Net Assets	$65,145,131		$35,555,810

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$(5,343,420)		$40,615,262
Total distributable earnings (accumulated deficit)	70,488,551		(5,059,452)
Net Assets	$65,145,131		$35,555,810

Shares of beneficial interest issued and outstanding	1,245,000	*	1,690,000
Net asset value per share	$52.33		$21.04

*	The Fund had a 3-1 forward stock split after the close of business October 20, 2025, of which was reflected as of September 30, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	Tradr 2X Long RGTI Daily ETF		Tradr 2X Long SMR Daily ETF
Assets:
Investments, at value (cost $0 and $0, respectively)	$-		$-
Cash	1,220,997		2,681,402
Cash collateral held for open swap contracts	5,934,667		119,883,346
Unrealized appreciation on open swap contracts	5,783,240		-
Receivables:
Fund shares sold	706,256		2,076,300
Dividends and interest	-		-
Due from Advisor	-		-
Prepaid offering costs	-		-
Prepaid expenses	9,877		-
Total assets	13,655,037		124,641,048

Liabilities:
Unrealized depreciation on open swap contracts	-		17,454,398
Payables:
Advisory fees	5,861		98,503
Fund shares redeemed	777,817		-
Investment securities purchased	-		-
Fund administration fees	-		-
Transfer agent fees and expenses	-		-
Custody fees	-		-
Due to Counterparty	4,400,000		3,163,120
Fund accounting fees	-		-
Auditing fees	-		-
Chief Compliance Officer fees	-		-
Legal fees	-		-
Trustees’ fees and expenses	-		-
Trustees’ deferred compensation (Note 3)	-		-
Shareholder reporting fees	-		-
Accrued other expenses	-		-
Total liabilities	5,183,678		20,716,021
Commitments and contingencies (Note 3)
Net Assets	$8,471,359		$103,925,027

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$2,460,031		$128,539,816
Total distributable earnings (accumulated deficit)	6,011,328		(24,614,789)
Net Assets	$8,471,359		$103,925,027

Shares of beneficial interest issued and outstanding	180,000	*	5,265,000
Net asset value per share	$47.06		$19.74

*	The Fund had a 3-1 forward stock split after the close of business October 20, 2025, of which was reflected as of September 30, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	Tradr 2X Long SPY Quarterly ETF		Tradr 2X Long TEM Daily ETF
Assets:
Investments, at value (cost $5,212,505 and $0, respectively)	$5,384,733		$-
Cash	403,034		2,304,484
Cash collateral held for open swap contracts	4,221,146		38,230,176
Unrealized appreciation on open swap contracts	2,242,841		25,213,455
Receivables:
Fund shares sold	-		-
Dividends and interest	12,268		-
Due from Advisor	1,245		-
Prepaid offering costs	186		-
Prepaid expenses	-		-
Total assets	12,265,453		65,748,115

Liabilities:
Unrealized depreciation on open swap contracts	-		-
Payables:
Advisory fees	-		45,651
Fund shares redeemed	-		-
Investment securities purchased	921,341		-
Fund administration fees	6,495		-
Transfer agent fees and expenses	6,837		-
Custody fees	7,701		-
Due to Counterparty	-		6,557,070
Fund accounting fees	2,517		-
Auditing fees	8,247		-
Chief Compliance Officer fees	3,329		-
Legal fees	9,060		-
Trustees’ fees and expenses	2,767		-
Trustees’ deferred compensation (Note 3)	2,358		-
Shareholder reporting fees	1,791		-
Accrued other expenses	7,711		-
Total liabilities	980,154		6,602,721
Commitments and contingencies (Note 3)
Net Assets	$11,285,299		$59,145,394

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$9,103,864		$19,945,493
Total distributable earnings (accumulated deficit)	2,181,435		39,199,901
Net Assets	$11,285,299		$59,145,394

Shares of beneficial interest issued and outstanding	71,988	*	1,905,000
Net asset value per share	$156.77		$31.05

*	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	Tradr 2X Long U Daily ETF	Tradr 2X Long UPST Daily ETF
Assets:
Cash	$254,582	$1,221,664
Cash collateral held for open swap contracts	860,000	53,085,727
Receivables:
Fund shares sold	-	3,429,580
Total assets	1,114,582	57,736,971

Liabilities:
Unrealized depreciation on open swap contracts	294,186	10,558,337
Payables:
Advisory fees	547	38,504
Fund administration fees	-	-
Transfer agent fees and expenses	-	-
Custody fees	-	-
Fund accounting fees	-	-
Auditing fees	-	-
Chief Compliance Officer fees	-	-
Legal fees	-	-
Trustees’ fees and expenses	-	-
Trustees’ deferred compensation (Note 3)	-	-
Shareholder reporting fees	-	-
Accrued other expenses	-	-
Total liabilities	294,733	10,596,841
Commitments and contingencies (Note 3)
Net Assets	$819,849	$47,140,130

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,113,124	$75,098,103
Total distributable earnings (accumulated deficit)	(293,275)	(27,957,973)
Net Assets	$819,849	$47,140,130

Shares of beneficial interest issued and outstanding	45,000	3,025,000
Net asset value per share	$18.22	$15.58

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	Tradr 2X Long VOYG Daily ETF	Tradr 1X Short Innovation Daily ETF
Assets:
Cash	$21,464	$40,529,817
Cash collateral held for open swap contracts	1,250,000	35,581,060
Receivables:
Fund shares sold	-	-
Total assets	1,271,464	76,110,877

Liabilities:
Unrealized depreciation on open swap contracts	54,539	5,621,134
Payables:
Advisory fees	477	40,837
Fund administration fees	-	13,254
Transfer agent fees and expenses	-	12,825
Custody fees	-	20,438
Fund accounting fees	-	15,223
Auditing fees	-	9,170
Chief Compliance Officer fees	-	8,080
Legal fees	-	2,042
Trustees’ fees and expenses	-	7,756
Trustees’ deferred compensation (Note 3)	-	32,165
Shareholder reporting fees	-	4,709
Accrued other expenses	-	24,647
Total liabilities	55,016	5,812,280
Commitments and contingencies (Note 3)
Net Assets	$1,216,448	$70,298,597

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,271,190	$188,391,567
Total distributable earnings (accumulated deficit)	(54,742)	(118,092,970)
Net Assets	$1,216,448	$70,298,597

Shares of beneficial interest issued and outstanding	50,000	2,443,308
Net asset value per share	$24.33	$28.77

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2025 (Unaudited)

	Tradr 1.5X Short NVDA Daily ETF		Tradr 2X Short TSLA Daily ETF
Assets:
Cash	$18,323,043		$47,773,825
Cash collateral held for open swap contracts	46,772,441		706,808,719
Receivables:
Prepaid expenses	-		5,337
Total assets	65,095,484		754,587,881

Liabilities:
Unrealized depreciation on open swap contracts	13,207,265		281,641,720
Payables:
Advisory fees	32,155		234,725
Fund shares redeemed	-		7,242,750
Fund administration fees	10,929		1,309
Transfer agent fees and expenses	29,147		6,714
Custody fees	17,905		68,667
Fund accounting fees	14,935		8,524
Auditing fees	9,670		9,170
Chief Compliance Officer fees	2,453		3,558
Legal fees	3,484		423
Trustees’ fees and expenses	4,594		4,714
Trustees’ deferred compensation (Note 3)	16,183		45,916
Shareholder reporting fees	7,201		5,187
Accrued other expenses	20,846		8,153
Total liabilities	13,376,767		289,281,530
Commitments and contingencies (Note 3)
Net Assets	$51,718,717		$465,306,351

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$260,689,829		$1,096,898,862
Total distributable earnings (accumulated deficit)	(208,971,112)		(631,592,511)
Net Assets	$51,718,717		$465,306,351

Shares of beneficial interest issued and outstanding	1,556,725	*	19,268,045	*
Net asset value per share	$33.22		$24.15

*	The Fund had a 1-3 reverse stock split after the close of business October 20, 2025, of which was reflected as of September 30, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 2X Long ACHR Daily ETF§	Tradr 2X Long ALAB Daily ETF#
Investment Income:
Interest	$167,294	$60,316
Total investment income	167,294	60,316

Expenses:
Advisory fees	53,699	25,129
Total expenses	53,699	25,129
Net investment income (loss)	113,595	35,187

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(5,409,840)	(25,433)
Net realized gain (loss)	(5,409,840)	(25,433)
Net change in unrealized appreciation/depreciation on:
Swap contracts	1,887,261	(5,513,407)
Net change in unrealized appreciation/depreciation	1,887,261	(5,513,407)
Net realized and unrealized gain (loss)	(3,522,579)	(5,538,840)

Net Increase (Decrease) in Net Assets from Operations	$(3,408,984)	$(5,503,653)

§	The Fund commenced operations on June 9, 2025.
#	The Fund commenced operations on August 11, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 2X Long APLD Daily ETFф	Tradr 2X Long APP Daily ETF*
Investment Income:
Interest	$8,555	$446,108
Total investment income	8,555	446,108

Expenses:
Advisory fees	4,606	279,353
Total expenses	4,606	279,353
Net investment income (loss)	3,949	166,755

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	25	10,120,950
Net realized gain (loss)	25	10,120,950
Net change in unrealized appreciation/depreciation on:
Swap contracts	2,253,403	109,698,663
Net change in unrealized appreciation/depreciation	2,253,403	109,698,663
Net realized and unrealized gain (loss)	2,253,428	119,819,613

Net Increase (Decrease) in Net Assets from Operations	$2,257,377	$119,986,368

ф	The Fund commenced operations on September 8, 2025.
*	The Fund commenced operations on April 24, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 2X Long ASTS Daily ETF†	Tradr 2X Long CEG Daily ETF†
Investment Income:
Interest	$323,505	$18,480
Total investment income	323,505	18,480

Expenses:
Advisory fees	107,440	6,433
Total expenses	107,440	6,433
Net investment income (loss)	216,065	12,047

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(3,809,248)	(33,810)
Net realized gain (loss)	(3,809,248)	(33,810)
Net change in unrealized appreciation/depreciation on:
Swap contracts	8,245,406	(109,896)
Net change in unrealized appreciation/depreciation	8,245,406	(109,896)
Net realized and unrealized gain (loss)	4,436,158	(143,706)

Net Increase (Decrease) in Net Assets from Operations	$4,652,223	$(131,659)

†	The Fund commenced operations on July 10, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 2X Long CLSK Daily ETFΔ	Tradr 2X Long CRDO Daily ETFΔ
Investment Income:
Interest	$6,193	$4,172
Total investment income	6,193	4,172

Expenses:
Advisory fees	2,629	1,485
Total expenses	2,629	1,485
Net investment income (loss)	3,564	2,687

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	25	25
Net realized gain (loss)	25	25
Net change in unrealized appreciation/depreciation on:
Swap contracts	1,781,926	(989,786)
Net change in unrealized appreciation/depreciation	1,781,926	(989,786)
Net realized and unrealized gain (loss)	1,781,951	(989,761)

Net Increase (Decrease) in Net Assets from Operations	$1,785,515	$(987,074)

Δ	The Fund commenced operations on September 15, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 2X Long CRWV Daily ETF†	Tradr 2X Long DDOG Daily ETF#
Investment Income:
Interest	$560,730	$4,121
Total investment income	560,730	4,121

Expenses:
Advisory fees	335,478	1,638
Total expenses	335,478	1,638
Net investment income (loss)	225,252	2,483

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(316,689)	(4,355)
Net realized gain (loss)	(316,689)	(4,355)
Net change in unrealized appreciation/depreciation on:
Swap contracts	139,727,039	195,964
Net change in unrealized appreciation/depreciation	139,727,039	195,964
Net realized and unrealized gain (loss)	139,410,350	191,609

Net Increase (Decrease) in Net Assets from Operations	$139,635,602	$194,092

#	The Fund commenced operations on August 11, 2025.
†	The Fund commenced operations on July 10, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 2X Long ENPH Daily ETFΔ	Tradr 2X Long GEV Daily ETF†
Investment Income:
Interest	$1,760	$72,631
Total investment income	1,760	72,631

Expenses:
Advisory fees	711	26,264
Total expenses	711	26,264
Net investment income (loss)	1,049	46,367

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	25	(117,291)
Net realized gain (loss)	25	(117,291)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(269,664)	(496,358)
Net change in unrealized appreciation/depreciation	(269,664)	(496,358)
Net realized and unrealized gain (loss)	(269,639)	(613,649)

Net Increase (Decrease) in Net Assets from Operations	$(268,590)	$(567,282)

†	The Fund commenced operations on July 10, 2025.
Δ	The Fund commenced operations on September 15, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 2X Long GS Daily ETFΔ	Tradr 2X Long Innovation 100 Monthly ETF
Investment Income:
Dividends	$-	$36,155
Interest	1,183	377,096
Total investment income	1,183	413,251

Expenses:
Advisory fees	513	150,024
Fund administration fees	-	26,626
Transfer agent fees and expenses	-	9,400
Custody fees	-	1,668
Fund accounting fees	-	16,515
Shareholder reporting fees	-	3,511
Legal fees	-	5,625
Auditing fees	-	8,170
Trustees’ fees and expenses	-	1,456
Insurance fees	-	715
Chief Compliance Officer fees	-	1,546
Offering costs	-	5,376
Miscellaneous	-	4,496
Total expenses	513	235,128
Advisory fees (waived) recovered	-	(40,070)
Net expenses	513	195,058
Net investment income (loss)	670	218,193

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	-	57,265
Swap contracts	25	2,527,238
Net realized gain (loss)	25	2,584,503
Net change in unrealized appreciation/depreciation on:
Investments	-	1,426,352
Swap contracts	16,369	10,378,167
Net change in unrealized appreciation/depreciation	16,369	11,804,519
Net realized and unrealized gain (loss)	16,394	14,389,022

Net Increase (Decrease) in Net Assets from Operations	$17,064	$14,607,215

Δ	The Fund commenced operations on September 15, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 2X Long Innovation 100 Quarterly ETF	Tradr 2X Long Innovation ETF
Investment Income:
Dividends	$5,664	$-
Interest	246,444	437,880
Total investment income	252,108	437,880

Expenses:
Advisory fees	76,403	228,366
Fund administration fees	26,909	32,423
Transfer agent fees and expenses	7,654	13,945
Custody fees	6,832	5,623
Fund accounting fees	9,835	21,798
Shareholder reporting fees	2,771	6,208
Legal fees	3,947	7,209
Auditing fees	8,246	9,170
Trustees’ fees and expenses	1,788	7,447
Insurance fees	383	608
Chief Compliance Officer fees	1,506	2,230
Offering costs	6,268	-
Miscellaneous	2,496	1,487
Total expenses	155,038	336,514
Advisory fees (waived) recovered	(55,545)	(60,171)
Net expenses	99,493	276,343
Net investment income (loss)	152,615	161,537

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	-	-
Swap contracts	(332,059)	43,961,916
Net realized gain (loss)	(332,059)	43,961,916
Net change in unrealized appreciation/depreciation on:
Investments	200,781	-
Swap contracts	4,534,925	14,616,361
Net change in unrealized appreciation/depreciation	4,735,706	14,616,361
Net realized and unrealized gain (loss)	4,403,647	58,578,277

Net Increase (Decrease) in Net Assets from Operations	$4,556,262	$58,739,814

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 2X Long JOBY Daily ETFф	Tradr 2X Long LRCX Daily ETF^
Investment Income:
Interest	$17,500	$2,514
Total investment income	17,500	2,514

Expenses:
Advisory fees	7,852	1,192
Total expenses	7,852	1,192
Net investment income (loss)	9,648	1,322

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	25	(1,950)
Net realized gain (loss)	25	(1,950)
Net change in unrealized appreciation/depreciation on:
Swap contracts	1,977,558	496,375
Net change in unrealized appreciation/depreciation	1,977,558	496,375
Net realized and unrealized gain (loss)	1,977,583	494,425

Net Increase (Decrease) in Net Assets from Operations	$1,987,231	$495,747

ф	The Fund commenced operations on September 8, 2025.
^	The Fund commenced operations on August 18, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 2X Long MDB Daily ETF^	Tradr 2X Long NBIS Daily ETFф
Investment Income:
Interest	$8,760	$67,807
Total investment income	8,760	67,807

Expenses:
Advisory fees	3,993	32,138
Total expenses	3,993	32,138
Net investment income (loss)	4,767	35,669

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(5,054)	25
Net realized gain (loss)	(5,054)	25
Net change in unrealized appreciation/depreciation on:
Swap contracts	578,720	15,381,610
Net change in unrealized appreciation/depreciation	578,720	15,381,610
Net realized and unrealized gain (loss)	573,666	15,381,635

Net Increase (Decrease) in Net Assets from Operations	$578,433	$15,417,304

ф	The Fund commenced operations on September 8, 2025.
^	The Fund commenced operations on August 18, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 2X Long NVTS Daily ETFф	Tradr 2X Long PONY Daily ETFф
Investment Income:
Interest	$3,962	$2,473
Total investment income	3,962	2,473

Expenses:
Advisory fees	1,695	1,582
Total expenses	1,695	1,582
Net investment income (loss)	2,267	891

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	25	25
Net realized gain (loss)	25	25
Net change in unrealized appreciation/depreciation on:
Swap contracts	429,622	1,445,865
Net change in unrealized appreciation/depreciation	429,622	1,445,865
Net realized and unrealized gain (loss)	429,647	1,445,890

Net Increase (Decrease) in Net Assets from Operations	$431,914	$1,446,781

ф	The Fund commenced operations on September 8, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 2X Long QBTS Daily ETF*	Tradr 2X Long QUBT Daily ETF‡
Investment Income:
Interest	$691,972	$119,731
Total investment income	691,972	119,731

Expenses:
Advisory fees	252,302	43,487
Total expenses	252,302	43,487
Net investment income (loss)	439,670	76,244

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(1,422,989)	(6,053,301)
Net realized gain (loss)	(1,422,989)	(6,053,301)
Net change in unrealized appreciation/depreciation on:
Swap contracts	71,471,870	917,605
Net change in unrealized appreciation/depreciation	71,471,870	917,605
Net realized and unrealized gain (loss)	70,048,881	(5,135,696)

Net Increase (Decrease) in Net Assets from Operations	$70,488,551	$(5,059,452)

*	The Fund commenced operations on April 24, 2025.
‡	The Fund commenced operations on June 23, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 2X Long RGTI Daily ETF‡	Tradr 2X Long SMR Daily ETF†
Investment Income:
Dividends	$-	$-
Interest	21,419	554,028
Total investment income	21,419	554,028

Expenses:
Advisory fees	9,824	182,494
Fund administration fees	-	-
Transfer agent fees and expenses	-	-
Custody fees	-	-
Fund accounting fees	-	-
Shareholder reporting fees	-	-
Legal fees	-	-
Auditing fees	-	-
Trustees’ fees and expenses	-	-
Insurance fees	-	-
Chief Compliance Officer fees	-	-
Offering costs	-	-
Miscellaneous	-	-
Interest expense	-	-
Total expenses	9,824	182,494
Advisory fees (waived) recovered	-	-
Net expenses	9,824	182,494
Net investment income (loss)	11,595	371,534

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	216,493	(7,531,925)
Net realized gain (loss)	216,493	(7,531,925)
Net change in unrealized appreciation/depreciation on:
Investments	-	-
Swap contracts	5,783,240	(17,454,398)
Net change in unrealized appreciation/depreciation	5,783,240	(17,454,398)
Net realized and unrealized gain (loss)	5,999,733	(24,986,323)

Net Increase (Decrease) in Net Assets from Operations	$6,011,328	$(24,614,789)

†	The Fund commenced operations on July 10, 2025.
‡	The Fund commenced operations on June 23, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 2X Long SPY Quarterly ETF	Tradr 2X Long TEM Daily ETFα
Investment Income:
Dividends	$12,268	$-
Interest	199,993	461,817
Total investment income	212,261	461,817

Expenses:
Advisory fees	61,259	198,865
Fund administration fees	21,823	-
Transfer agent fees and expenses	6,605	-
Custody fees	9,083	-
Fund accounting fees	11,106	-
Shareholder reporting fees	4,230	-
Legal fees	3,947	-
Auditing fees	8,247	-
Trustees’ fees and expenses	534	-
Insurance fees	301	-
Chief Compliance Officer fees	1,189	-
Offering costs	6,268	-
Miscellaneous	4,496	-
Interest expense	308	-
Total expenses	139,396	198,865
Advisory fees (waived) recovered	(59,561)	-
Net expenses	79,835	198,865
Net investment income (loss)	132,426	262,952

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(172,626)	13,723,494
Net realized gain (loss)	(172,626)	13,723,494
Net change in unrealized appreciation/depreciation on:
Investments	172,228	-
Swap contracts	2,968,113	25,213,455
Net change in unrealized appreciation/depreciation	3,140,341	25,213,455
Net realized and unrealized gain (loss)	2,967,715	38,936,949

Net Increase (Decrease) in Net Assets from Operations	$3,100,141	$39,199,901

α	The Fund commenced operations on May 12, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 2X Long U Daily ETFΔ	Tradr 2X Long UPST Daily ETF§
Investment Income:
Interest	$1,433	$258,893
Total investment income	1,433	258,893

Expenses:
Advisory fees	547	88,993
Fund administration fees	-	-
Transfer agent fees and expenses	-	-
Custody fees	-	-
Fund accounting fees	-	-
Shareholder reporting fees	-	-
Legal fees	-	-
Auditing fees	-	-
Trustees’ fees and expenses	-	-
Insurance fees	-	-
Chief Compliance Officer fees	-	-
Miscellaneous	-	-
Total expenses	547	88,993
Net investment income (loss)	886	169,900

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	25	(17,569,536)
Net realized gain (loss)	25	(17,569,536)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(294,186)	(10,558,337)
Net change in unrealized appreciation/depreciation	(294,186)	(10,558,337)
Net realized and unrealized gain (loss)	(294,161)	(28,127,873)

Net Increase (Decrease) in Net Assets from Operations	$(293,275)	$(27,957,973)

§	The Fund commenced operations on June 9, 2025.
Δ	The Fund commenced operations on September 15, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 2X Long VOYG Daily ETFф	Tradr 1X Short Innovation Daily ETF
Investment Income:
Interest	$249	$896,381
Total investment income	249	896,381

Expenses:
Advisory fees	477	219,092
Fund administration fees	-	23,666
Transfer agent fees and expenses	-	10,448
Custody fees	-	3,857
Fund accounting fees	-	19,756
Shareholder reporting fees	-	3,574
Legal fees	-	361
Auditing fees	-	9,170
Trustees’ fees and expenses	-	3,731
Insurance fees	-	1,164
Chief Compliance Officer fees	-	1,498
Miscellaneous	-	4,226
Total expenses	477	300,543
Net investment income (loss)	(228)	595,838

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	25	(622,812)
Net realized gain (loss)	25	(622,812)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(54,539)	(25,396,895)
Net change in unrealized appreciation/depreciation	(54,539)	(25,396,895)
Net realized and unrealized gain (loss)	(54,514)	(26,019,707)

Net Increase (Decrease) in Net Assets from Operations	$(54,742)	$(25,423,869)

ф	The Fund commenced operations on September 8, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended September 30, 2025 (Unaudited)

	Tradr 1.5X Short NVDA Daily ETF	Tradr 2X Short TSLA Daily ETF
Investment Income:
Interest	$853,339	$6,654,561
Total investment income	853,339	6,654,561

Expenses:
Advisory fees	208,657	1,733,639
Fund administration fees	25,120	130,239
Transfer agent fees and expenses	31,053	33,352
Custody fees	12,767	5,883
Fund accounting fees	20,803	31,273
Shareholder reporting fees	11,029	10,070
Legal fees	5,761	30,771
Auditing fees	9,670	9,170
Trustees’ fees and expenses	7,551	51,376
Insurance fees	2,087	1,693
Chief Compliance Officer fees	3,146	17,420
Miscellaneous	1,407	17,600
Total expenses	339,051	2,072,486
Advisory fees (waived) recovered	(86,468)	26,128
Net expenses	252,583	2,098,614
Net investment income (loss)	600,756	4,555,947

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(2,855,951)	(104,263,235)
Net realized gain (loss)	(2,855,951)	(104,263,235)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(30,415,515)	(412,758,150)
Net change in unrealized appreciation/depreciation	(30,415,515)	(412,758,150)
Net realized and unrealized gain (loss)	(33,271,466)	(517,021,385)

Net Increase (Decrease) in Net Assets from Operations	$(32,670,710)	$(512,465,438)

See accompanying Notes to Financial Statements.

Tradr 2X Long ACHR Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$113,595
Net realized gain (loss) on swap contracts	(5,409,840)
Net change in unrealized appreciation/depreciation on swap contracts	1,887,261
Net increase (decrease) in net assets resulting from operations	(3,408,984)

Capital Transactions:
Net proceeds from shares sold	34,513,279
Cost of shares redeemed	(8,715,093)
Net increase (decrease) in net assets from capital transactions	25,798,186

Total increase (decrease) in net assets	22,389,202

Net Assets:
Beginning of period	-
End of period	$22,389,202
Capital Share Transactions:
Shares sold	1,945,000
Shares redeemed	(400,000)
Net increase (decrease) in capital share transactions	1,545,000

[1]	The Fund commenced operations on June 9, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long ALAB Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$35,187
Net realized gain (loss) on swap contracts	(25,433)
Net change in unrealized appreciation/depreciation on swap contracts	(5,513,407)
Net increase (decrease) in net assets resulting from operations	(5,503,653)

Capital Transactions:
Net proceeds from shares sold	36,390,212
Cost of shares redeemed	(545,408)
Net increase (decrease) in net assets from capital transactions	35,844,804

Total increase (decrease) in net assets	30,341,151

Net Assets:
Beginning of period	-
End of period	$30,341,151
Capital Share Transactions:
Shares sold	1,125,000
Shares redeemed	(20,000)
Net increase (decrease) in capital share transactions	1,105,000

[1]	The Fund commenced operations on August 11, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long APLD Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,949
Net realized gain (loss) on swap contracts	25
Net change in unrealized appreciation/depreciation on swap contracts	2,253,403
Net increase (decrease) in net assets resulting from operations	2,257,377

Capital Transactions:
Net proceeds from shares sold	11,186,662
Cost of shares redeemed	(3,532,921)
Net increase (decrease) in net assets from capital transactions	7,653,741

Total increase (decrease) in net assets	9,911,118

Net Assets:
Beginning of period	-
End of period	$9,911,118
Capital Share Transactions:
Shares sold	225,000
Shares redeemed	(65,000)
Net increase (decrease) in capital share transactions	160,000

[1]	The Fund commenced operations on September 8, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long APP Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$166,755
Net realized gain (loss) on swap contracts	10,120,950
Net change in unrealized appreciation/depreciation on swap contracts	109,698,663
Net increase (decrease) in net assets resulting from operations	119,986,368

Capital Transactions:
Net proceeds from shares sold	90,202,996
Cost of shares redeemed	(91,774,824)
Net increase (decrease) in net assets from capital transactions	(1,571,828)

Total increase (decrease) in net assets	118,414,540

Net Assets:
Beginning of period	-
End of period	$118,414,540
Capital Share Transactions[2]:
Shares sold	6,525,000
Shares redeemed	(4,125,000)
Net increase (decrease) in capital share transactions	2,400,000

[1]	The Fund commenced operations on April 24, 2025.
[2]	The Fund had a 3-1 forward stock split after the close of business October 20, 2025, of which was reflected as of September 30, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long ASTS Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$216,065
Net realized gain (loss) on swap contracts	(3,809,248)
Net change in unrealized appreciation/depreciation on swap contracts	8,245,406
Net increase (decrease) in net assets resulting from operations	4,652,223

Capital Transactions:
Net proceeds from shares sold	81,126,198
Cost of shares redeemed	(16,395,945)
Net increase (decrease) in net assets from capital transactions	64,730,253

Total increase (decrease) in net assets	69,382,476

Net Assets:
Beginning of period	-
End of period	$69,382,476
Capital Share Transactions:
Shares sold	3,170,000
Shares redeemed	(565,000)
Net increase (decrease) in capital share transactions	2,605,000

[1]	The Fund commenced operations on July 10, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long CEG Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$12,047
Net realized gain (loss) on swap contracts	(33,810)
Net change in unrealized appreciation/depreciation on swap contracts	(109,896)
Net increase (decrease) in net assets resulting from operations	(131,659)

Capital Transactions:
Net proceeds from shares sold	3,543,869
Cost of shares redeemed	(519,410)
Net increase (decrease) in net assets from capital transactions	3,024,459

Total increase (decrease) in net assets	2,892,800

Net Assets:
Beginning of period	-
End of period	$2,892,800
Capital Share Transactions:
Shares sold	130,000
Shares redeemed	(20,000)
Net increase (decrease) in capital share transactions	110,000

[1]	The Fund commenced operations on July 10, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long CLSK Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,564
Net realized gain (loss) on swap contracts	25
Net change in unrealized appreciation/depreciation on swap contracts	1,781,926
Net increase (decrease) in net assets resulting from operations	1,785,515

Capital Transactions:
Net proceeds from shares sold	10,970,364
Cost of shares redeemed	(3,017,542)
Net increase (decrease) in net assets from capital transactions	7,952,822

Total increase (decrease) in net assets	9,738,337

Net Assets:
Beginning of period	-
End of period	$9,738,337
Capital Share Transactions:
Shares sold	280,000
Shares redeemed	(70,000)
Net increase (decrease) in capital share transactions	210,000

[1]	The Fund commenced operations on September 15, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long CRDO Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,687
Net realized gain (loss) on swap contracts	25
Net change in unrealized appreciation/depreciation on swap contracts	(989,786)
Net increase (decrease) in net assets resulting from operations	(987,074)

Capital Transactions:
Net proceeds from shares sold	6,004,293
Cost of shares redeemed	(275,205)
Net increase (decrease) in net assets from capital transactions	5,729,088

Total increase (decrease) in net assets	4,742,014

Net Assets:
Beginning of period	-
End of period	$4,742,014
Capital Share Transactions:
Shares sold	255,000
Shares redeemed	(10,000)
Net increase (decrease) in capital share transactions	245,000

[1]	The Fund commenced operations on September 15, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long CRWV Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$225,252
Net realized gain (loss) on swap contracts	(316,689)
Net change in unrealized appreciation/depreciation on swap contracts	139,727,039
Net increase (decrease) in net assets resulting from operations	139,635,602

Capital Transactions:
Net proceeds from shares sold	319,693,161
Cost of shares redeemed	(189,545,062)
Net increase (decrease) in net assets from capital transactions	130,148,099

Total increase (decrease) in net assets	269,783,701

Net Assets:
Beginning of period	-
End of period	$269,783,701
Capital Share Transactions:
Shares sold	25,305,000
Shares redeemed	(12,115,000)
Net increase (decrease) in capital share transactions	13,190,000

[1]	The Fund commenced operations on July 10, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long DDOG Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,483
Net realized gain (loss) on swap contracts	(4,355)
Net change in unrealized appreciation/depreciation on swap contracts	195,964
Net increase (decrease) in net assets resulting from operations	194,092

Capital Transactions:
Net proceeds from shares sold	1,708,275
Cost of shares redeemed	(125,057)
Net increase (decrease) in net assets from capital transactions	1,583,218

Total increase (decrease) in net assets	1,777,310

Net Assets:
Beginning of period	-
End of period	$1,777,310
Capital Share Transactions:
Shares sold	65,000
Shares redeemed	(5,000)
Net increase (decrease) in capital share transactions	60,000

[1]	The Fund commenced operations on August 11, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long ENPH Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,049
Net realized gain (loss) on swap contracts	25
Net change in unrealized appreciation/depreciation on swap contracts	(269,664)
Net increase (decrease) in net assets resulting from operations	(268,590)

Capital Transactions:
Net proceeds from shares sold	2,735,170
Cost of shares redeemed	(238,138)
Net increase (decrease) in net assets from capital transactions	2,497,032

Total increase (decrease) in net assets	2,228,442

Net Assets:
Beginning of period	-
End of period	$2,228,442
Capital Share Transactions:
Shares sold	115,000
Shares redeemed	(10,000)
Net increase (decrease) in capital share transactions	105,000

[1]	The Fund commenced operations on September 15, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long GEV Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$46,367
Net realized gain (loss) on swap contracts	(117,291)
Net change in unrealized appreciation/depreciation on swap contracts	(496,358)
Net increase (decrease) in net assets resulting from operations	(567,282)

Capital Transactions:
Net proceeds from shares sold	15,641,219
Cost of shares redeemed	(899,417)
Net increase (decrease) in net assets from capital transactions	14,741,802

Total increase (decrease) in net assets	14,174,520

Net Assets:
Beginning of period	-
End of period	$14,174,520
Capital Share Transactions:
Shares sold	495,000
Shares redeemed	(30,000)
Net increase (decrease) in capital share transactions	465,000

[1]	The Fund commenced operations on July 10, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long GS Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$670
Net realized gain (loss) on swap contracts	25
Net change in unrealized appreciation/depreciation on swap contracts	16,369
Net increase (decrease) in net assets resulting from operations	17,064

Capital Transactions:
Net proceeds from shares sold	875,000
Net increase (decrease) in net assets from capital transactions	875,000

Total increase (decrease) in net assets	892,064

Net Assets:
Beginning of period	-
End of period	$892,064
Capital Share Transactions:
Shares sold	35,000
Net increase (decrease) in capital share transactions	35,000

[1]	The Fund commenced operations on September 15, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation 100 Monthly ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period Ended March 31, 2025[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$218,193	$149,892
Net realized gain (loss) on investments and swap contracts	2,584,503	(2,090,749)
Net change in unrealized appreciation/depreciation on investments and swap contracts	11,804,519	(1,041,285)
Net increase (decrease) in net assets resulting from operations	14,607,215	(2,982,142)

Distributions to Shareholders:
Total distributions to shareholders	-	(3,478)

Capital Transactions:
Net proceeds from shares sold	215,788,147	53,251,676
Cost of shares redeemed	(72,406,622)	(43,361,122)
Net increase (decrease) in net assets from capital transactions	143,381,525	9,890,554

Total increase (decrease) in net assets	157,988,740	6,904,934

Net Assets:
Beginning of period	6,904,934	-
End of period	$164,893,674	$6,904,934
Capital Share Transactions[2]:
Shares sold	1,330,000	391,000
Shares redeemed	(473,009)	(331,000)
Net increase (decrease) in capital share transactions	856,991	60,000

[1]	The Fund commenced operations on August 30, 2024.
[2]	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation 100 Quarterly ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period Ended March 31, 2025[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$152,615	$135,886
Net realized gain (loss) on swap contracts	(332,059)	(470,352)
Net change in unrealized appreciation/depreciation on investments and swap contracts	4,735,706	(1,427,010)
Net increase (decrease) in net assets resulting from operations	4,556,262	(1,761,476)

Capital Transactions:
Net proceeds from shares sold	62,856,431	15,869,820
Cost of shares redeemed	(64,372,000)	(3,883,039)
Net increase (decrease) in net assets from capital transactions	(1,515,569)	11,986,781

Total increase (decrease) in net assets	3,040,693	10,225,305

Net Assets:
Beginning of period	10,225,305	-
End of period	$13,265,998	$10,225,305
Capital Share Transactions[2]:
Shares sold	454,000	124,000
Shares redeemed	(469,006)	(31,000)
Net increase (decrease) in capital share transactions	(15,006)	93,000

[1]	The Fund commenced operations on September 30, 2024.
[2]	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$161,537	$934,871
Net realized gain (loss) on swap contracts	43,961,916	8,782,547
Net change in unrealized appreciation/depreciation on swap contracts	14,616,361	(15,912,692)
Net increase (decrease) in net assets resulting from operations	58,739,814	(6,195,274)

Distributions to Shareholders:
Total distributions to shareholders	-	(356,203)

Capital Transactions:
Net proceeds from shares sold	26,772,690	76,705,393
Cost of shares redeemed	(91,975,511)	(82,921,040)
Net increase (decrease) in net assets from capital transactions	(65,202,821)	(6,215,647)

Total increase (decrease) in net assets	(6,463,007)	(12,767,124)

Net Assets:
Beginning of period	51,150,513	63,917,637
End of period	$44,687,506	$51,150,513
Capital Share Transactions[1]:
Shares sold	755,000	2,355,000
Shares redeemed	(2,010,000)	(2,155,000)
Net increase (decrease) in capital share transactions	(1,255,000)	200,000

[1]	The Fund had a 2-1 forward stock split after the close of business November 26, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long JOBY Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$9,648
Net realized gain (loss) on swap contracts	25
Net change in unrealized appreciation/depreciation on swap contracts	1,977,558
Net increase (decrease) in net assets resulting from operations	1,987,231

Capital Transactions:
Net proceeds from shares sold	21,432,943
Cost of shares redeemed	(5,315,484)
Net increase (decrease) in net assets from capital transactions	16,117,459

Total increase (decrease) in net assets	18,104,690

Net Assets:
Beginning of period	-
End of period	$18,104,690
Capital Share Transactions:
Shares sold	715,000
Shares redeemed	(170,000)
Net increase (decrease) in capital share transactions	545,000

[1]	The Fund commenced operations on September 8, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long LRCX Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,322
Net realized gain (loss) on swap contracts	(1,950)
Net change in unrealized appreciation/depreciation on swap contracts	496,375
Net increase (decrease) in net assets resulting from operations	495,747

Capital Transactions:
Net proceeds from shares sold	1,168,877
Cost of shares redeemed	(320,865)
Net increase (decrease) in net assets from capital transactions	848,012

Total increase (decrease) in net assets	1,343,759

Net Assets:
Beginning of period	-
End of period	$1,343,759
Capital Share Transactions:
Shares sold	40,000
Shares redeemed	(10,000)
Net increase (decrease) in capital share transactions	30,000

[1]	The Fund commenced operations on August 18, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long MDB Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,767
Net realized gain (loss) on swap contracts	(5,054)
Net change in unrealized appreciation/depreciation on swap contracts	578,720
Net increase (decrease) in net assets resulting from operations	578,433

Capital Transactions:
Net proceeds from shares sold	3,505,991
Cost of shares redeemed	(1,978,598)
Net increase (decrease) in net assets from capital transactions	1,527,393

Total increase (decrease) in net assets	2,105,826

Net Assets:
Beginning of period	-
End of period	$2,105,826
Capital Share Transactions:
Shares sold	100,000
Shares redeemed	(50,000)
Net increase (decrease) in capital share transactions	50,000

[1]	The Fund commenced operations on August 18, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long NBIS Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$35,669
Net realized gain (loss) on swap contracts	25
Net change in unrealized appreciation/depreciation on swap contracts	15,381,610
Net increase (decrease) in net assets resulting from operations	15,417,304

Capital Transactions:
Net proceeds from shares sold	98,115,557
Cost of shares redeemed	(12,564,387)
Net increase (decrease) in net assets from capital transactions	85,551,170

Total increase (decrease) in net assets	100,968,474

Net Assets:
Beginning of period	-
End of period	$100,968,474
Capital Share Transactions:
Shares sold	1,815,000
Shares redeemed	(240,000)
Net increase (decrease) in capital share transactions	1,575,000

[1]	The Fund commenced operations on September 8, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long NVTS Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,267
Net realized gain (loss) on swap contracts	25
Net change in unrealized appreciation/depreciation on swap contracts	429,622
Net increase (decrease) in net assets resulting from operations	431,914

Capital Transactions:
Net proceeds from shares sold	6,014,970
Cost of shares redeemed	(1,867,622)
Net increase (decrease) in net assets from capital transactions	4,147,348

Total increase (decrease) in net assets	4,579,262

Net Assets:
Beginning of period	-
End of period	$4,579,262
Capital Share Transactions:
Shares sold	175,000
Shares redeemed	(55,000)
Net increase (decrease) in capital share transactions	120,000

[1]	The Fund commenced operations on September 8, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long PONY Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$891
Net realized gain (loss) on swap contracts	25
Net change in unrealized appreciation/depreciation on swap contracts	1,445,865
Net increase (decrease) in net assets resulting from operations	1,446,781

Capital Transactions:
Net proceeds from shares sold	3,470,610
Cost of shares redeemed	(1,332,400)
Net increase (decrease) in net assets from capital transactions	2,138,210

Total increase (decrease) in net assets	3,584,991

Net Assets:
Beginning of period	-
End of period	$3,584,991
Capital Share Transactions:
Shares sold	95,000
Shares redeemed	(35,000)
Net increase (decrease) in capital share transactions	60,000

[1]	The Fund commenced operations on September 8, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long QBTS Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$439,670
Net realized gain (loss) on swap contracts	(1,422,989)
Net change in unrealized appreciation/depreciation on swap contracts	71,471,870
Net increase (decrease) in net assets resulting from operations	70,488,551

Capital Transactions:
Net proceeds from shares sold	201,882,423
Cost of shares redeemed	(207,225,843)
Net increase (decrease) in net assets from capital transactions	(5,343,420)

Total increase (decrease) in net assets	65,145,131

Net Assets:
Beginning of period	-
End of period	$65,145,131
Capital Share Transactions[2]:
Shares sold	6,735,000
Shares redeemed	(5,490,000)
Net increase (decrease) in capital share transactions	1,245,000

[1]	The Fund commenced operations on April 24, 2025.
[2]	The Fund had a 3-1 forward stock split after the close of business October 20, 2025, of which was reflected as of September 30, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long QUBT Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$76,244
Net realized gain (loss) on swap contracts	(6,053,301)
Net change in unrealized appreciation/depreciation on swap contracts	917,605
Net increase (decrease) in net assets resulting from operations	(5,059,452)

Capital Transactions:
Net proceeds from shares sold	56,366,339
Cost of shares redeemed	(15,751,077)
Net increase (decrease) in net assets from capital transactions	40,615,262

Total increase (decrease) in net assets	35,555,810

Net Assets:
Beginning of period	-
End of period	$35,555,810
Capital Share Transactions:
Shares sold	2,235,000
Shares redeemed	(545,000)
Net increase (decrease) in capital share transactions	1,690,000

[1]	The Fund commenced operations on June 23, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long RGTI Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$11,595
Net realized gain (loss) on swap contracts	216,493
Net change in unrealized appreciation/depreciation on swap contracts	5,783,240
Net increase (decrease) in net assets resulting from operations	6,011,328

Capital Transactions:
Net proceeds from shares sold	8,421,924
Cost of shares redeemed	(5,961,893)
Net increase (decrease) in net assets from capital transactions	2,460,031

Total increase (decrease) in net assets	8,471,359

Net Assets:
Beginning of period	-
End of period	$8,471,359
Capital Share Transactions[2]:
Shares sold	450,000
Shares redeemed	(270,000)
Net increase (decrease) in capital share transactions	180,000

[1]	The Fund commenced operations on June 23, 2025.
[2]	The Fund had a 3-1 forward stock split after the close of business October 20, 2025, of which was reflected as of September 30, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long SMR Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$371,534
Net realized gain (loss) on swap contracts	(7,531,925)
Net change in unrealized appreciation/depreciation on swap contracts	(17,454,398)
Net increase (decrease) in net assets resulting from operations	(24,614,789)

Capital Transactions:
Net proceeds from shares sold	177,650,924
Reinvestment of distributions	(49,111,108)
Net increase (decrease) in net assets from capital transactions	128,539,816

Total increase (decrease) in net assets	103,925,027

Net Assets:
Beginning of period	-
End of period	$103,925,027
Capital Share Transactions:
Shares sold	6,765,000
Shares reinvested	(1,500,000)
Net increase (decrease) in capital share transactions	5,265,000

[1]	The Fund commenced operations on July 10, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long SPY Quarterly ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period Ended March 31, 2025[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$132,426	$86,320
Net realized gain (loss) on swap contracts	(172,626)	(281,231)
Net change in unrealized appreciation/depreciation on investments and swap contracts	3,140,341	(725,272)
Net increase (decrease) in net assets resulting from operations	3,100,141	(920,183)

Capital Transactions:
Net proceeds from shares sold	43,301,529	11,357,415
Cost of shares redeemed	(42,011,060)	(3,542,543)
Net increase (decrease) in net assets from capital transactions	1,290,469	7,814,872

Total increase (decrease) in net assets	4,390,610	6,894,689

Net Assets:
Beginning of period	6,894,689	-
End of period	$11,285,299	$6,894,689
Capital Share Transactions[2]:
Shares sold	338,000	88,000
Shares redeemed	(326,012)	(28,000)
Net increase (decrease) in capital share transactions	11,988	60,000

[1]	The Fund commenced operations on September 30, 2024.
[2]	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long TEM Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$262,952
Net realized gain (loss) on swap contracts	13,723,494
Net change in unrealized appreciation/depreciation on swap contracts	25,213,455
Net increase (decrease) in net assets resulting from operations	39,199,901

Capital Transactions:
Net proceeds from shares sold	118,978,896
Cost of shares redeemed	(99,033,403)
Net increase (decrease) in net assets from capital transactions	19,945,493

Total increase (decrease) in net assets	59,145,394

Net Assets:
Beginning of period	-
End of period	$59,145,394
Capital Share Transactions:
Shares sold	5,855,000
Shares redeemed	(3,950,000)
Net increase (decrease) in capital share transactions	1,905,000

[1]	The Fund commenced operations on May 12, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long U Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$886
Net realized gain (loss) on swap contracts	25
Net change in unrealized appreciation/depreciation on swap contracts	(294,186)
Net increase (decrease) in net assets resulting from operations	(293,275)

Capital Transactions:
Net proceeds from shares sold	1,351,248
Cost of shares redeemed	(238,124)
Net increase (decrease) in net assets from capital transactions	1,113,124

Total increase (decrease) in net assets	819,849

Net Assets:
Beginning of period	-
End of period	$819,849
Capital Share Transactions:
Shares sold	55,000
Shares redeemed	(10,000)
Net increase (decrease) in capital share transactions	45,000

[1]	The Fund commenced operations on September 15, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long UPST Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$169,900
Net realized gain (loss) on swap contracts	(17,569,536)
Net change in unrealized appreciation/depreciation on swap contracts	(10,558,337)
Net increase (decrease) in net assets resulting from operations	(27,957,973)

Capital Transactions:
Net proceeds from shares sold	81,450,332
Cost of shares redeemed	(6,352,229)
Net increase (decrease) in net assets from capital transactions	75,098,103

Total increase (decrease) in net assets	47,140,130

Net Assets:
Beginning of period	-
End of period	$47,140,130
Capital Share Transactions:
Shares sold	3,220,000
Shares redeemed	(195,000)
Net increase (decrease) in capital share transactions	3,025,000

[1]	The Fund commenced operations on June 9, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long VOYG Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2025[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(228)
Net realized gain (loss) on swap contracts	25
Net change in unrealized appreciation/depreciation on swap contracts	(54,539)
Net increase (decrease) in net assets resulting from operations	(54,742)

Capital Transactions:
Net proceeds from shares sold	1,389,598
Cost of shares redeemed	(118,408)
Net increase (decrease) in net assets from capital transactions	1,271,190

Total increase (decrease) in net assets	1,216,448

Net Assets:
Beginning of period	-
End of period	$1,216,448
Capital Share Transactions:
Shares sold	55,000
Shares redeemed	(5,000)
Net increase (decrease) in capital share transactions	50,000

[1]	The Fund commenced operations on September 8, 2025.

See accompanying Notes to Financial Statements.

Tradr 1X Short Innovation Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$595,838	$2,645,610
Net realized gain (loss) on swap contracts	(622,812)	(60,343,869)
Net change in unrealized appreciation/depreciation on swap contracts	(25,396,895)	54,248,600
Net increase (decrease) in net assets resulting from operations	(25,423,869)	(3,449,659)

Distributions to Shareholders:
Total distributions to shareholders	-	(7,481,605)

Capital Transactions:
Net proceeds from shares sold	121,896,261	186,931,508
Cost of shares redeemed	(94,964,553)	(232,791,243)
Net increase (decrease) in net assets from capital transactions	26,931,708	(45,859,735)

Total increase (decrease) in net assets	1,507,839	(56,790,999)

Net Assets:
Beginning of period	68,790,758	125,581,757
End of period	$70,298,597	$68,790,758
Capital Share Transactions[1]:
Shares sold	3,410,000	2,850,000
Shares redeemed	(2,295,000)	(3,080,025)
Net increase (decrease) in capital share transactions	1,115,000	(230,025)

[1]	The Fund had a 1-3 reverse stock split after the close of business November 25, 2024. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 1.5X Short NVDA Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$600,756	$1,989,121
Net realized gain (loss) on swap contracts	(2,855,951)	(64,238,352)
Net change in unrealized appreciation/depreciation on swap contracts	(30,415,515)	49,767,592
Net increase (decrease) in net assets resulting from operations	(32,670,710)	(12,481,639)

Distributions to Shareholders:
Total distributions to shareholders	-	(6,329,706)

Capital Transactions:
Net proceeds from shares sold	156,588,140	565,830,966
Cost of shares redeemed	(116,532,648)	(572,906,786)
Net increase (decrease) in net assets from capital transactions	40,055,492	(7,075,820)

Total increase (decrease) in net assets	7,384,782	(25,887,165)

Net Assets:
Beginning of period	44,333,935	70,221,100
End of period	$51,718,717	$44,333,935
Capital Share Transactions[1]:
Shares sold	3,441,667	5,007,000
Shares redeemed	(2,386,667)	(4,871,340)
Net increase (decrease) in capital share transactions	1,055,000	135,660

[1]	The Fund had a 1-3 reverse stock split after the close of business October 20, 2025, of which was reflected as of September 30, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Short TSLA Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,555,947	$3,596,834
Net realized gain (loss) on swap contracts	(104,263,235)	(193,646,044)
Net change in unrealized appreciation/depreciation on swap contracts	(412,758,150)	117,363,136
Net increase (decrease) in net assets resulting from operations	(512,465,438)	(72,686,074)

Distributions to Shareholders:
Total distributions to shareholders	-	(10,208,668)

Capital Transactions:
Net proceeds from shares sold	2,200,212,661	1,792,352,426
Cost of shares redeemed	(1,573,709,650)	(1,463,956,532)
Net increase (decrease) in net assets from capital transactions	626,503,011	328,395,894

Total increase (decrease) in net assets	114,037,573	245,501,152

Net Assets:
Beginning of period	351,268,778	105,767,626
End of period	$465,306,351	$351,268,778
Capital Share Transactions[1]:
Shares sold	44,980,000	11,673,056
Shares redeemed	(28,268,333)	(9,270,011)
Net increase (decrease) in capital share transactions	16,711,667	2,403,045

[1]	The Fund had a 1-3 reverse stock split after the close of business October 20, 2025, of which was reflected as of September 30, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long ACHR Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.14
Net realized and unrealized gain (loss)	(10.65)
Total from investment operations	(10.51)
Net asset value, end of period	$14.49

Total return[3,4]	(42.04)%[5]

Total return at market price[3,6]	(42.20)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,389

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.75%[7]
After fees waived and expenses absorbed/recovered	2.75%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on June 9, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long ALAB Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.08
Net realized and unrealized gain (loss)	2.38
Total from investment operations	2.46
Net asset value, end of period	$27.46

Total return[3,4]	9.84%[5]

Total return at market price[3,6]	10.28%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,341

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.82%[7]
After fees waived and expenses absorbed/recovered	1.82%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on August 11, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long APLD Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.04
Net realized and unrealized gain (loss)	36.90
Total from investment operations	36.94
Net asset value, end of period	$61.94

Total return[3,4]	147.76%[5]

Total return at market price[3,6]	147.79%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,911

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.11%[7]
After fees waived and expenses absorbed/recovered	1.11%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 8, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long APP Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1,2] (Unaudited)
Net asset value, beginning of period	$8.33
Income from Investment Operations:
Net investment income (loss)[3]	0.07
Net realized and unrealized gain (loss)	40.94
Total from investment operations	41.01
Net asset value, end of period	$49.34

Total return[4,5]	492.32%[6]

Total return at market price[4,7]	490.80%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$118,415

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[8]
After fees waived and expenses absorbed/recovered	1.30%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.77%[8]
After fees waived and expenses absorbed/recovered	0.77%[8]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 3-1 forward stock split after the close of business October 20, 2025, of which was reflected as of September 30, 2025. See Note 1 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on April 24, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Not annualized.
[7]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long ASTS Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.15
Net realized and unrealized gain (loss)	1.48
Total from investment operations	1.63
Net asset value, end of period	$26.63

Total return[3,4]	6.52%[5]

Total return at market price[3,6]	7.16%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$69,382

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.62%[7]
After fees waived and expenses absorbed/recovered	2.62%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on July 10, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long CEG Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.14
Net realized and unrealized gain (loss)	1.16
Total from investment operations	1.30
Net asset value, end of period	$26.30

Total return[3,4]	5.20%[5]

Total return at market price[3,6]	5.21%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,893

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.43%[7]
After fees waived and expenses absorbed/recovered	2.43%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on July 10, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long CLSK Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.03
Net realized and unrealized gain (loss)	21.34
Total from investment operations	21.37
Net asset value, end of period	$46.37

Total return[3,4]	85.48%[5]

Total return at market price[3,6]	85.75%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,738

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.76%[7]
After fees waived and expenses absorbed/recovered	1.76%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 15, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long CRDO Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.02
Net realized and unrealized gain (loss)	(5.66)
Total from investment operations	(5.64)
Net asset value, end of period	$19.36

Total return[3,4]	(22.56)%[5]

Total return at market price[3,6]	(22.00)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,742

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.35%[7]
After fees waived and expenses absorbed/recovered	2.35%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 15, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long CRWV Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.03
Net realized and unrealized gain (loss)	(4.58)
Total from investment operations	(4.55)
Net asset value, end of period	$20.45

Total return[3,4]	(18.20)%[5]

Total return at market price[3,6]	(18.32)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$269,784

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.87%[7]
After fees waived and expenses absorbed/recovered	0.87%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on July 10, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long DDOG Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.07
Net realized and unrealized gain (loss)	4.55
Total from investment operations	4.62
Net asset value, end of period	$29.62

Total return[3,4]	18.48%[5]

Total return at market price[3,6]	18.67%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,777

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.97%[7]
After fees waived and expenses absorbed/recovered	1.97%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on August 11, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long ENPH Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.02
Net realized and unrealized gain (loss)	(3.80)
Total from investment operations	(3.78)
Net asset value, end of period	$21.22

Total return[3,4]	(15.12)%[5]

Total return at market price[3,6]	(14.76)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,228

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.92%[7]
After fees waived and expenses absorbed/recovered	1.92%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 15, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long GEV Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.17
Net realized and unrealized gain (loss)	5.31
Total from investment operations	5.48
Net asset value, end of period	$30.48

Total return[3,4]	21.92%[5]

Total return at market price[3,6]	22.00%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,175

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.29%[7]
After fees waived and expenses absorbed/recovered	2.29%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on July 10, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long GS Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.02
Net realized and unrealized gain (loss)	0.47
Total from investment operations	0.49
Net asset value, end of period	$25.49

Total return[3,4]	1.96%[5]

Total return at market price[3,6]	1.99%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$892

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.69%[7]
After fees waived and expenses absorbed/recovered	1.69%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 15, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation 100 Monthly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025[1] (Unaudited)	For the Period Ended March 31, 2025[2]
Net asset value, beginning of period	$115.10	$125.00
Income from Investment Operations:
Net investment income (loss)[3]	1.12	1.90
Net realized and unrealized gain (loss)	63.60	(11.75)
Total from investment operations	64.72	(9.85)

Less Distributions:
From net realized gain	-	(0.05)
Total distributions	-	(0.05)
Net asset value, end of period	$179.82	$115.10

Total return[4,5]	56.23%[6]	(7.90)%[6]

Total return at market price[5,7]	56.44%[6]	(7.94)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$164,894	$6,905

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.57%[8]	2.68%[8,9]
After fees waived and expenses absorbed/recovered	1.30%[8]	1.31%[8,9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.19%[8]	1.02%[8]
After fees waived and expenses absorbed/recovered	1.46%[8]	2.39%[8]

Portfolio turnover rate	22%[6]	0%[6]

[1]	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 1 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on August 30, 2024.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[8]	Annualized.
[9]	If excise tax expense had been excluded, the expense ratios would have been lowered by 0.01% for the period ended March 31, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation 100 Quarterly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025[1] (Unaudited)	For the Period Ended March 31, 2025[2]
Net asset value, beginning of period	$109.95	$125.00
Income from Investment Operations:
Net investment income (loss)[3]	1.39	1.50
Net realized and unrealized gain (loss)	58.75	(16.55)
Total from investment operations	60.14	(15.05)
Net asset value, end of period	$170.09	$109.95

Total return[4,5]	54.70%[6]	(12.04)%[6]

Total return at market price[5,7]	54.96%[6]	(12.12)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,266	$10,225

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.03%[8]	2.68%[8]
After fees waived and expenses absorbed/recovered	1.30%[8]	1.30%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.27%[8]	0.89%[8]
After fees waived and expenses absorbed/recovered	2.00%[8]	2.27%[8]

Portfolio turnover rate	0%[6]	0%[6]

[1]	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 1 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on September 30, 2024.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025[1]	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023[2,3]
Net asset value, beginning of period	$28.40	$39.92	$32.17	$75.00
Income from Investment Operations:
Net investment income (loss)[4]	0.14	0.54	0.82	0.21
Net realized and unrealized gain (loss)	53.25	(11.80)	6.93	(43.04)
Total from investment operations	53.39	(11.26)	7.75	(42.83)

Less Distributions:
From net realized gain	-	(0.26)	-	-
Total distributions	-	(0.26)	-	-
Net asset value, end of period	$81.79	$28.40	$39.92	$32.17

Total return[5,6]	187.99%[7]	(28.46)%	24.07%	(57.11)%[7]

Total return at market price[6,8]	188.27%[7]	(28.24)%	24.05%	(57.11)%[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$44,688	$51,151	$63,918	$50,871

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.40%[9]	1.39%	1.49%	1.43%[9]
After fees waived and expenses absorbed/recovered	1.15%[9]	1.15%	1.15%	1.15%[9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.42%[9]	1.31%	2.05%	0.36%[9]
After fees waived and expenses absorbed/recovered	0.67%[9]	1.55%	2.39%	0.64%[9]

Portfolio turnover rate	0%[7]	0%	0%	0%[7]

[1]	The Fund had a 2-1 forward stock split after the close of business November 26, 2024. See Note 1 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 1-5 stock split after the close of business November 30, 2022. Note 1 in the accompanying Notes to Financial Statements.
[3]	The Fund commenced operations on April 28, 2022.
[4]	Based on average shares outstanding during the period.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[7]	Not annualized.
[8]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[9]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long JOBY Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.03
Net realized and unrealized gain (loss)	8.19
Total from investment operations	8.22
Net asset value, end of period	$33.22

Total return[3,4]	32.88%[5]

Total return at market price[3,6]	32.68%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,105

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.60%[7]
After fees waived and expenses absorbed/recovered	1.60%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 8, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long LRCX Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.06
Net realized and unrealized gain (loss)	19.73
Total from investment operations	19.79
Net asset value, end of period	$44.79

Total return[3,4]	79.16%[5]

Total return at market price[3,6]	79.40%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,344

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.44%[7]
After fees waived and expenses absorbed/recovered	1.44%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on August 18, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long MDB Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.08
Net realized and unrealized gain (loss)	17.04
Total from investment operations	17.12
Net asset value, end of period	$42.12

Total return[3,4]	68.48%[5]

Total return at market price[3,6]	69.55%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,106

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.55%[7]
After fees waived and expenses absorbed/recovered	1.55%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on August 18, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long NBIS Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.05
Net realized and unrealized gain (loss)	39.06
Total from investment operations	39.11
Net asset value, end of period	$64.11

Total return[3,4]	156.44%[5]

Total return at market price[3,6]	156.52%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$100,968

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.44%[7]
After fees waived and expenses absorbed/recovered	1.44%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 8, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long NVTS Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.04
Net realized and unrealized gain (loss)	13.12
Total from investment operations	13.16
Net asset value, end of period	$38.16

Total return[3,4]	52.64%[5]

Total return at market price[3,6]	52.64%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,579

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.74%[7]
After fees waived and expenses absorbed/recovered	1.74%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 8, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long PONY Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.02
Net realized and unrealized gain (loss)	34.73
Total from investment operations	34.75
Net asset value, end of period	$59.75

Total return[3,4]	139.00%[5]

Total return at market price[3,6]	139.93%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,585

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.73%[7]
After fees waived and expenses absorbed/recovered	0.73%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 8, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long QBTS Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1,2] (Unaudited)
Net asset value, beginning of period	$8.33
Income from Investment Operations:
Net investment income (loss)[3]	0.29
Net realized and unrealized gain (loss)	43.71
Total from investment operations	44.00
Net asset value, end of period	$52.33

Total return[4,5]	528.21%[6]

Total return at market price[4,7]	525.72%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$65,145

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[8]
After fees waived and expenses absorbed/recovered	1.30%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.27%[8]
After fees waived and expenses absorbed/recovered	2.27%[8]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 3-1 forward stock split after the close of business October 20, 2025, of which was reflected as of September 30, 2025. See Note 1 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on April 24, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Not annualized.
[7]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long QUBT Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.13
Net realized and unrealized gain (loss)	(4.09)
Total from investment operations	(3.96)
Net asset value, end of period	$21.04

Total return[3,4]	(15.84)%[5]

Total return at market price[3,6]	(15.12)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,556

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.27%[7]
After fees waived and expenses absorbed/recovered	2.27%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on June 23, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long RGTI Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1,2] (Unaudited)
Net asset value, beginning of period	$8.33
Income from Investment Operations:
Net investment income (loss)[3]	0.09
Net realized and unrealized gain (loss)	38.64
Total from investment operations	38.73
Net asset value, end of period	$47.06

Total return[4,5]	464.95%[6]

Total return at market price[4,7]	467.88%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,471

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[8]
After fees waived and expenses absorbed/recovered	1.30%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.54%[8]
After fees waived and expenses absorbed/recovered	1.54%[8]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 3-1 forward stock split after the close of business October 20, 2025, of which was reflected as of September 30, 2025. See Note 1 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on June 23, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Not annualized.
[7]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long SMR Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.15
Net realized and unrealized gain (loss)	(5.41)
Total from investment operations	(5.26)
Net asset value, end of period	$19.74

Total return[3,4]	(21.04)%[5]

Total return at market price[3,6]	(20.40)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$103,925

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.64%[7]
After fees waived and expenses absorbed/recovered	2.64%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on July 10, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long SPY Quarterly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025[1] (Unaudited)	For the Period Ended March 31, 2025[2]
Net asset value, beginning of period	$114.90	$125.00
Income from Investment Operations:
Net investment income (loss)[3]	1.50	1.55
Net realized and unrealized gain (loss)	40.37	(11.65)
Total from investment operations	41.87	(10.10)
Net asset value, end of period	$156.77	$114.90

Total return[4,5]	36.44%[6]	(8.08)%[6]

Total return at market price[5,7]	36.60%[6]	(8.12)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,285	$6,895

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.27%[8]	3.73%[8]
After fees waived and expenses absorbed/recovered	1.30%[8]	1.30%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.19%[8]	(0.05)%[8]
After fees waived and expenses absorbed/recovered	2.16%[8]	2.38%[8]

Portfolio turnover rate	0%[6]	0%[6]

[1]	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 1 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on September 30, 2024.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long TEM Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.16
Net realized and unrealized gain (loss)	5.89
Total from investment operations	6.05
Net asset value, end of period	$31.05

Total return[3,4]	24.20%[5]

Total return at market price[3,6]	24.44%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$59,145

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.72%[7]
After fees waived and expenses absorbed/recovered	1.72%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on May 12, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long U Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.02
Net realized and unrealized gain (loss)	(6.80)
Total from investment operations	(6.78)
Net asset value, end of period	$18.22

Total return[3,4]	(27.12)%[5]

Total return at market price[3,6]	(27.57)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$820

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.11%[7]
After fees waived and expenses absorbed/recovered	2.11%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 15, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long UPST Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.22
Net realized and unrealized gain (loss)	(9.64)
Total from investment operations	(9.42)
Net asset value, end of period	$15.58

Total return[3,4]	(37.68)%[5]

Total return at market price[3,6]	(37.24)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$47,140

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.49%[7]
After fees waived and expenses absorbed/recovered	2.49%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on June 9, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long VOYG Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended September 30, 2025[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	(0.01)
Net realized and unrealized gain (loss)	(0.66)
Total from investment operations	(0.67)
Net asset value, end of period	$24.33

Total return[3,4]	(2.68)%[5]

Total return at market price[3,6]	(2.40)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,216

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.62)%[7]
After fees waived and expenses absorbed/recovered	(0.62)%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 8, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 1X Short Innovation Daily ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025[1]	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023[2]	For the Period Ended September 30, 2022[3]
Net asset value, beginning of period	$51.79	$80.58	$120.06	$185.67	$90.00
Income from Investment Operations:
Net investment income (loss)[4]	0.38	2.21	4.53	1.71	(0.72)
Net realized and unrealized gain (loss)	(23.40)	(24.48)	(34.23)	(26.07)	96.39
Total from investment operations	(23.02)	(22.27)	(29.70)	(24.36)	95.67

Less Distributions:
From net investment income	-	(6.52)	(9.78)	-	-
From net realized gain	-	-	-	(41.25)	-
Total distributions	-	(6.52)	(9.78)	(41.25)	-
Net asset value, end of period	$28.77	$51.79	$80.58	$120.06	$185.67

Total return[5,6]	(44.45)%[7]	(24.95)%	(24.22)%	(19.82)%[7]	106.28%[7]

Total return at market price[6,8]	(44.70)%[7]	(24.89)%	(24.28)%	(19.69)%[7]	106.23%[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$70,299	$68,791	$125,582	$310,158	$374,405

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.03%[9]	0.91%	0.94%	1.01%[9]	0.83%[9]
After fees waived and expenses absorbed/recovered	1.03%[9]	0.95%[10]	0.75%	0.75%[9]	0.75%[9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.04%[9]	3.28%	4.04%	2.03%[9]	(0.58)%[9]
After fees waived and expenses absorbed/recovered	2.04%[9]	3.24%[10]	4.23%	2.29%[9]	(0.50)%[9]

Portfolio turnover rate	0%[7]	0%	0%	0%[7]	0%[7]

^	With the Plan of Reorganization with respect to the AXS Short Innovation Daily ETF (formerly, Tuttle Capital Short Innovation ETF), shareholders received shares of the AXS Short Innovation Daily ETF effective as of the close of business on August 5, 2022. See Note 1 in the accompanying Notes to Financial Statements.
[1]	The Fund had a 1-3 reverse stock split after the close of business November 25, 2024. See Note 1 in the accompanying Notes to Financial Statements.
[2]	Fiscal year end changed to March 31, effective October 1, 2022.
[3]	The Fund commenced operations on November 5, 2021.
[4]	Based on average shares outstanding during the period.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[7]	Not annualized.
[8]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[9]	Annualized.
[10]	Effective August 6, 2024, the Advisor has contractually agreed to limit the annual operating expenses to 1.15%. Prior to August 6, 2024, the Advisor had contractually agreed to limit the annual operating expenses to 0.75%.

See accompanying Notes to Financial Statements.

Tradr 1.5X Short NVDA Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025[1] (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024[2]	For the Period Ended March 31, 2023[3]
Net asset value, beginning of period	$88.35	$191.82	$1,203.60	$3,750.00
Income from Investment Operations:
Net investment income (loss)[4]	0.60	3.72	23.40	27.60
Net realized and unrealized gain (loss)	(55.73)	(96.42)	(971.13)	(2,506.20)
Total from investment operations	(55.13)	(92.70)	(947.73)	(2,478.60)

Less Distributions:
From net investment income	-	(10.77)	(64.05)	(8.16)
From net realized gain	-	-	-	(59.64)
Total distributions	-	(10.77)	(64.05)	(67.80)
Net asset value, end of period	$33.22	$88.35	$191.82	$1,203.60

Total return[5,6]	(62.40)%[7]	(47.05)%	(81.73)%	(66.14)%[7]

Total return at market price[6,8]	(62.24)%[7]	(47.30)%	(81.72)%	(66.14)%[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$51,719	$44,334	$70,221	$91,474

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.54%[9]	1.45%	1.42%	1.81%[9]
After fees waived and expenses absorbed/recovered	1.15%[9]	1.15%	1.15%	1.15%[9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.34%[9]	3.24%	4.38%	1.69%[9]
After fees waived and expenses absorbed/recovered	2.73%[9]	3.54%	4.65%	2.35%[9]

Portfolio turnover rate	0%[7]	0%	0%	0%[7]

[1]	The Fund had a 1-3 reverse stock split after the close of business October 20, 2025, of which was reflected as of September 30, 2025. See Note 1 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 1-5 reverse stock split after the close of business August 14, 2023. See Note 1 in the accompanying Notes to Financial Statements.
[3]	The Fund commenced operations on July 13, 2022.
[4]	Based on average shares outstanding during the period.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[7]	Not annualized.
[8]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[9]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Short TSLA Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025[1] (Unaudited)	For the Year Ended March 31, 2025[2]	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023[3]
Net asset value, beginning of period	$137.40	$689.76	$766.08	$900.00
Income from Investment Operations:
Net investment income (loss)[4]	0.62	4.14	23.04	14.76
Net realized and unrealized gain (loss)	(113.87)	(552.54)	(32.22)	(112.14)
Total from investment operations	(113.25)	(548.40)	(9.18)	(97.38)

Less Distributions:
From net investment income	-	(3.96)	(67.14)	(8.28)
From net realized gain	-	-	-	(28.26)
Total distributions	-	(3.96)	(67.14)	(36.54)
Net asset value, end of period	$24.15	$137.40	$689.76	$766.08

Total return[5,6]	(82.42)%[7]	(78.99)%	2.44%	(12.97)%[7]

Total return at market price[6,8]	(82.42)%[7]	(79.00)%	2.52%	(13.02)%[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$465,306	$351,269	$105,768	$112,371

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.14%[9]	1.23%[10]	1.45%	1.21%[9]
After fees waived and expenses absorbed/recovered	1.15%[9]	1.17%[10]	1.15%	1.15%[9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.51%[9]	2.66%[10]	3.27%	2.21%[9]
After fees waived and expenses absorbed/recovered	2.50%[9]	2.72%[10]	3.57%	2.27%[9]

Portfolio turnover rate	0%[7]	0%	0%	0%[7]

[1]	The Fund had a 1-3 reverse stock split after the close of business October 20, 2025, of which was reflected as of September 30, 2025. See Note 1 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 1-6 reverse stock split after the close of business November 25,2024. See Note 1 in the accompanying Notes to Financial Statements.
[3]	The Fund commenced operations on July 13, 2022.
[4]	Based on average shares outstanding during the period.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[7]	Not annualized.
[8]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[9]	Annualized.
[10]	If excise tax expense had been excluded, the expense ratios would have been lowered by 0.02% for the year ended March 31, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2025 (Unaudited)

Note 1 – Organization

Tradr 2X Long ACHR Daily ETF (the “2X Long ACHR Daily ETF”), Tradr 2X Long ALAB Daily ETF (the “2X Long ALAB Daily ETF”), Tradr 2X Long APLD Daily ETF (the “2X Long APLD Daily ETF”), Tradr 2X Long APP Daily ETF (the “2X Long APP Daily ETF”), Tradr 2X Long ASTS Daily ETF (the “2X Long ASTS Daily ETF”), Tradr 2X Long CEG Daily ETF (the “2X Long CEG Daily ETF”), Tradr 2X Long CLSK Daily ETF (the “2X Long CLSK Daily ETF”), Tradr 2X Long CRDO Daily ETF (the “2X Long CRDO Daily ETF”), Tradr 2X Long CRWV Daily ETF (the “2X Long CRWV Daily ETF”), Tradr 2X Long DDOG Daily ETF (the “2X Long DDOG Daily ETF”), Tradr 2X Long ENPH Daily ETF (the “2X Long ENPH Daily ETF”), Tradr 2X Long GEV Daily ETF (the “2X Long GEV Daily ETF”), Tradr 2X Long GS Daily ETF (the “2X Long GS Daily ETF”), Tradr 2X Long Innovation 100 Monthly ETF (the “2X Long Innovation 100 Monthly ETF”), Tradr 2X Long Innovation 100 Quarterly ETF (the “2X Long Innovation 100 Quarterly ETF”), Tradr 2X Long Innovation ETF (the “2X Long Innovation ETF”), Tradr 2X Long JOBY Daily ETF (the “2X Long JOBY Daily ETF”), Tradr 2X Long LRCX Daily ETF (the “2X Long LRCX Daily ETF”), Tradr 2X Long MDB Daily ETF (the “2X Long MDB Daily ETF”), Tradr 2X Long NBIS Daily ETF (the “2X Long NBIS Daily ETF”), Tradr 2X Long NVTS Daily ETF (the “2X Long NVTS Daily ETF”), Tradr 2X Long PONY Daily ETF (the “2X Long PONY Daily ETF”), Tradr 2X Long QBTS Daily ETF (the “2X Long QBTS Daily ETF”), Tradr 2X Long QUBT Daily ETF (the “2X Long QUBT Daily ETF”), Tradr 2X Long RGTI Daily ETF (the “2X Long RGTI Daily ETF”), Tradr 2X Long SMR Daily ETF (the “2X Long SMR Daily ETF”), Tradr 2X Long SPY Quarterly ETF (the “2X Long SPY Quarterly ETF”), Tradr 2X Long TEM Daily ETF (the “2X Long TEM Daily ETF”), Tradr 2X Long U Daily ETF (the “2X Long U Daily ETF”), Tradr 2X Long UPST Daily ETF (the “2X Long UPST Daily ETF”), Tradr 2X Long VOYG Daily ETF (the “2X Long VOYG Daily ETF”), Tradr 1X Short Innovation Daily ETF (the “1X Short Innovation Daily ETF”), Tradr 1.5X Short NVDA Daily ETF (the “1.5X Short NVDA Daily ETF”) and Tradr 2X Short TSLA Daily ETF (the “2X Short TSLA Daily”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds seek leveraged and inverse leveraged investment results, before fees and expenses, of the daily, weekly, monthly or quarterly performance of the Funds’ underlying security listed in the table below. The Funds are actively managed exchange-traded funds (“ETF”).

The Funds’ commencement of operations, underlying security and leverage are as follows:

Fund Name	Commencement of Operations	Underlying Security	Leverage
2X Long ACHR Daily ETF	June 9, 2025	Archer Aviation, Inc.	200%
2X Long ALAB Daily ETF	August 11, 2025	Astera Labs, Inc.	200%
2X Long APLD Daily ETF	September 8, 2025	Applied Digital Corporation	200%
2X Long APP Daily ETF	April 24, 2025	AppLovin Corporation	200%
2X Long ASTS Daily ETF	July 10, 2025	AST SpaceMobile, Inc.	200%
2X Long CEG Daily ETF	July 10, 2025	Constellation Energy Corporation	200%
2X Long CLSK Daily ETF	September 15, 2025	CleanSpark, Inc.	200%
2X Long CRDO Daily ETF	September 15, 2025	Credo Technology Group Holding Ltd.	200%
2X Long CRWV Daily ETF	July 10, 2025	CoreWeave, Inc.	200%
2X Long DDOG Daily ETF	August 11, 2025	Datadog, Inc.	200%
2X Long ENPH Daily ETF	September 15, 2025	Enphase Energy, Inc.	200%
2X Long GEV Daily ETF	July 10, 2025	GE Vernova, Inc.	200%
2X Long GS Daily ETF	September 15, 2025	The Goldman Sachs Group, Inc.	200%
2X Long Innovation 100 Monthly ETF	August 30, 2024	Invesco QQQ Trust	200%
2X Long Innovation 100 Quarterly ETF	September 30, 2024	Invesco QQQ Trust	200%
2X Long Innovation ETF	April 28, 2022	ARK Innovation ETF	200%

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

Fund Name	Commencement of Operations	Underlying Security	Leverage
2X Long JOBY Daily ETF	September 8, 2025	Joby Aviation, Inc.	200%
2X Long LRCX Daily ETF	August 18, 2025	Lam Research Corporation	200%
2X Long MDB Daily ETF	August 18, 2025	MongoDB, Inc.	200%
2X Long NBIS Daily ETF	September 8, 2025	Nebius Group N.V.	200%
2X Long NVTS Daily ETF	September 8, 2025	Navitas Semiconductor Corporation	200%
2X Long PONY Daily ETF	September 8, 2025	Pony AI, Inc.	200%
2X Long QBTS Daily ETF	April 24, 2025	D-Wave Quantum, Inc.	200%
2X Long QUBT Daily ETF	June 23, 2025	Quantum Computing, Inc.	200%
2X Long RGTI Daily ETF	June 23, 2025	Rigetti Computing, Inc.	200%
2X Long SMR Daily ETF	July 10, 2025	Nuscale Power Corporation	200%
2X Long SPY Quarterly ETF	September 30, 2024	SPDR® S&P 500® ETF Trust	200%
2X Long TEM Daily ETF	May 12, 2025	Tempus AI, Inc.	200%
2X Long U Daily ETF	September 15, 2025	Unity Software Inc.	200%
2X Long UPST Daily ETF	June 9, 2025	Upstart Holdings, Inc.	200%
2X Long VOYG Daily ETF	September 8, 2025	Voyager Technologies, Inc.	200%
1X Short Innovation Daily ETF	August 8, 2022	ARK Innovation ETF	-100%
1.5X Short NVDA Daily ETF	July 13, 2022	NVIDIA Corporation	-150%
2X Short TSLA Daily ETF	July 13, 2022	Tesla, Inc.	-200%

On October 2, 2025, the Trust’s Board approved a three-for-one forward share split for shares of the 2X Long APP Daily ETF effective after the close of business on October 20, 2025. On October 21, 2025, shareholders will be deemed to hold three Fund shares for every one Fund share previously held as of the close of business on October 20, 2025. The forward share split did not change the total value of the shareholders’ investments in the Fund. This forward share split has been retroactively adjusted in the financial statements.

On May 21, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the 2X Long Innovation 100 Monthly ETF, 2X Long SPY Quarterly ETF and 2X Long Innovation 100 Quarterly ETF, effective after the close of business on June 2, 2025. On June 3, 2025, shareholders will be deemed to hold one Fund share for every five Fund shares previously held as of the close of business on June 2, 2025. The reverse share split did not change the total value of the shareholders’ investments in each Fund. This reverse share split has been retroactively adjusted in the financial statements.

On May 16, 2025, the 2X Long Innovation 100 Monthly ETF changed its name from 2X Long Triple Q Monthly ETF to 2X Long Innovation 100 Monthly ETF.

On May 16, 2025, the 2X Long Innovation 100 Quarterly ETF changed its name from 2X Long Triple Q Quarterly ETF to 2X Long Innovation 100 Quarterly ETF.

On November 15, 2024, the Trust’s Board approved a two-for-one forward share split for shares of the 2X Long Innovation ETF, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold two Fund shares for every one Fund share previously held as of the close of business on November 26, 2024. The forward share split did not change the total value of the shareholders’ investments in the Fund. This forward share split has been retroactively adjusted in the financial statements.

On November 15, 2022, the Trust’s Board approved a one-for-five reverse share split for shares of the 2X Long Innovation ETF, effective after the close of business on November 30, 2022. On December 1, 2022, shareholders will be deemed to hold one Fund share for every five Fund shares previously held as of the close of business on November 30, 2022. The reverse share split did not change the total value of the shareholders’ investments in the Fund.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

On October 2, 2025, the Trust’s Board approved a three-for-one forward share split for shares of the 2X Long QBTS Daily ETF effective after the close of business on October 20, 2025. On October 21, 2025, shareholders will be deemed to hold three Fund shares for every one Fund share previously held as of the close of business on October 20, 2025. The forward share split did not change the total value of the shareholders’ investments in the Fund. This forward share split has been retroactively adjusted in the financial statements.

On October 2, 2025, the Trust’s Board approved a three-for-one forward share split for shares of the 2X Long RGTI Daily ETF effective after the close of business on October 20, 2025. On October 21, 2025, shareholders will be deemed to hold three Fund shares for every one Fund share previously held as of the close of business on October 20, 2025. The forward share split did not change the total value of the shareholders’ investments in the Fund. This forward share split has been retroactively adjusted in the financial statements.

The 1X Short Innovation Daily ETF commenced investment operations on August 8, 2022. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Tuttle Capital Short Innovation ETF (the "Predecessor Fund"), a series of Collaborative Investment Series Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on April 4, 2022, by the Board of Collaborative Investment Series Trust on February 16, 2022, and by beneficial owners of the 1X Short Innovation Daily ETF Predecessor Fund on July 29, 2022. The tax-free reorganization was accomplished on August 5, 2022. As a result of the reorganization, the Fund assumed the performance and accounting history of the 1X Short Innovation Daily ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the 1X Short Innovation Daily ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the 2X Short Innovation Daily ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
6,925,000	$339,852,874

The net unrealized depreciation of investments transferred was $41,087,479 as of the date of the acquisition.

On April 7, 2025, the Fund changed its name from Tradr 2X Short Innovation Daily ETF to Tradr 1X Short Innovation Daily ETF. Effective April 7, 2025, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, of one times the inverse (-100%) of the daily price and yield performance of the ARK Innovation ETF. Prior to April 7, 2025, the Fund’s investment strategy and objective was to seek to provide daily investment results, before fees and expenses, of two times the inverse (-200%) of the daily performance of the ARK Innovation ETF.

On November 15, 2024, the Trust’s Board approved a one-for-three reverse share split for shares of the 2X Short Innovation Daily ETF, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold one Fund share for every three Fund shares previously held as of the close of business on November 26, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split has been retroactively adjusted in the financial statements.

On July 15, 2024, the Fund changed its name from Tradr Short Innovation Daily ETF to Tradr 2X Short Innovation Daily ETF. Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, of two times the inverse (-200%) of the daily price and yield performance of the ARK Innovation ETF and accordingly, changed its name to Tradr 2X Short Innovation ETF. Prior to July 15, 2024, the Fund’s investment strategy and objective was to seek to provide investment results that are approximately the inverse (or opposite) of, before fees and expenses, to the daily price and yield performance of the ARK Innovation ETF.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

Effective October 1, 2022, the 1X Short Innovation Daily ETF changed fiscal year end from September 30th to March 31st.

On October 2, 2025, the Trust’s Board approved a one-for-three reverse share split for shares of the 1.5X Short NVDA Daily ETF, effective after the close of business on October 20, 2025. On October 21, 2025, shareholders will be deemed to hold one Fund share for every three Fund shares previously held as of the close of business on October 20, 2025. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split is reflected in the financial statements.

On July 15, 2024, the Tradr 1.25X NVDA Bear Daily ETF changed its name to Tradr 1.5X Short NVDA Daily ETF. Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-150%) of the daily performance of the common shares of NVIDIA Corporation. Prior to July 15, 2024, the Fund’s investment strategy and objective was to seek daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-125%) of the daily performance of the common shares of NVDA.

On March 18, 2024, the Trust’s Board approved a one-for-five reverse share split for shares of the 1.5X Short NVDA Daily ETF, effective after the close of business on April 2, 2024. On April 3, 2024, shareholders will be deemed to hold one Fund share for every five Fund shares previously held as of the close of business on April 2, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split is reflected in the financial statements.

On July 19, 2023, the Trust’s Board approved a one-for-five reverse share split for shares of the 1.5X Short NVDA Daily ETF, effective after the close of business on August 14, 2023. On August 15, 2023, shareholders will be deemed to hold one Fund share for every five Fund shares previously held as of the close of business on August 14, 2023. The reverse share split did not change the total value of the shareholders’ investments in the Fund.

On October 2, 2025, the Trust’s Board approved a one-for-three reverse share split for shares of the 2X Short TSLA Daily ETF, effective after the close of business on October 20, 2025. On October 21, 2025, shareholders will be deemed to hold one Fund share for every three Fund shares previously held as of the close of business on October 20, 2025. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split is reflected in the financial statements.

On November 15, 2024, the Trust’s Board approved a one-for-six reverse share split for shares of the 2X Short TSLA Daily ETF, effective after the close of business on November 26, 2024. On November 27, 2024, shareholders will be deemed to hold one Fund share for every six Fund shares previously held as of the close of business on November 26, 2024. The reverse share split did not change the total value of the shareholders’ investments in the Fund. This reverse share split has been retroactively adjusted in the financial statements.

On July 15, 2024, the Tradr TSLA Bear Daily ETF changed its name to Tradr 2X Short TSLA Daily ETF. Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) of the daily performance of the common shares of Tesla, Inc. Prior to July 15, 2024, the Fund’s investment strategy and objective was to seek daily investment results, before fees and expenses, that correspond to the inverse (-100%) of the daily performance of the common shares of TSLA.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

(b) Swap Agreements

Each Fund will enter into swap agreements to pursue its investment objective of delivering a specific multiple (e.g. 200% or -200%) return to its underlying common stock or ETF for a single day. The swap agreements may include as a reference asset investment vehicle that seek exposure to the underlying common stock or ETF.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index. A Fund may use a combination of swaps on the underlying ETF and swaps on various investment vehicles that are designed to track the performance of the underlying ETF. The underlying investment vehicle may not track the performance of the underlying ETF due to embedded costs and other factors, which may increase a Fund’s correlation risk and impact a Fund’s ability to correlate with the underlying common stock or ETF.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

With respect to the use of swap agreements, if the underlying common stock or ETF has a dramatic intraday move that causes a material decline in net assets, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with its investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using swap agreements may also have the effect of lowering each Fund’s return.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(d) Capital Share Transactions

Fund Shares are listed and traded on The NASDAQ Stock Market LLC or CBOE Exchange (each an “Exchange” and collectively the ‘‘Exchanges’’) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are issued and redeemed for cash.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Funds is $250, regardless of the number of Creation Units created in the transaction.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Funds is $250, regardless of the number of Creation Units created in the transaction. In addition, a variable fee, payable to a Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2025, and during the prior three open tax years, if any, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of each Fund:

	Investment Advisory Fee		Investment Advisory Fee
2X Long ACHR Daily ETF	1.30%	2X Long LRCX Daily ETF	1.30%
2X Long ALAB Daily ETF	1.30%	2X Long MDB Daily ETF	1.30%
2X Long APLD Daily ETF	1.30%	2X Long NBIS Daily ETF	1.30%
2X Long APP Daily ETF	1.30%	2X Long NVTS Daily ETF	1.30%
2X Long ASTS Daily ETF	1.30%	2X Long PONY Daily ETF	1.30%
2X Long CEG Daily ETF	1.30%	2X Long QBTS Daily ETF	1.30%
2X Long CLSK Daily ETF	1.30%	2X Long QUBT Daily ETF	1.30%
2X Long CRDO Daily ETF	1.30%	2X Long RGTI Daily ETF	1.30%
2X Long CRWV Daily ETF	1.30%	2X Long SMR Daily ETF	1.30%
2X Long DDOG Daily ETF	1.30%	2X Long SPY Quarterly ETF	1.30%
2X Long ENPH Daily ETF	1.30%	2X Long TEM Daily ETF	1.30%
2X Long GEV Daily ETF	1.30%	2X Long U Daily ETF	1.30%
2X Long GS Daily ETF	1.30%	2X Long UPST Daily ETF	1.30%
2X Long Innovation 100 Monthly ETF	1.00%	2X Long VOYG Daily ETF	1.30%
2X Long Innovation 100 Quarterly ETF	1.00%	1X Short Innovation Daily ETF	0.75%
2X Long Innovation ETF	0.95%	1.5X Short NVDA Daily ETF	0.95%
2X Long JOBY Daily ETF	1.30%	2X Short TSLA Daily ETF	0.95%

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commission, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Acquiring Fund officers and trustees or contractual indemnification of Fund service providers) will not exceed the total limit on annual operating expenses of each fund. These agreements are in effect until July 31, 2026 for the 2X Long Innovation ETF, 1.5X Short NVDA Daily ETF and 2X Short TSLA Daily ETF. These agreements are in effect until August 31, 2026 for the 2X Long Innovation 100 Monthly ETF, 2X Long Innovation 100 Quarterly ETF, 2X Long SPY Quarterly ETF and 1X Short Innovation Daily ETF. They may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund:

Total Limit on Annual Operating Expenses
2X Long Innovation 100 Monthly ETF	1.30%
2X Long Innovation 100 Quarterly ETF	1.30%
2X Long Innovation ETF	1.15%
2X Long SPY Quarterly ETF	1.30%
1X Short Innovation Daily ETF	1.15%
1.5X Short NVDA Daily ETF	1.15%
2X Short TSLA Daily ETF	1.15%

For the six months ended September 30, 2025, the Advisor waived its advisory fees and absorbed other expenses as follows:

Advisory fees
2X Long Innovation 100 Monthly ETF	$40,070
2X Long Innovation 100 Quarterly ETF	55,545
2X Long Innovation ETF	60,171
2X Long SPY Quarterly ETF	59,561
1.5X Short NVDA Daily ETF	86,468

For the six months ended September 30, 2025, the Advisor recovered $26,128 of its previously waived advisory fees for the 2X Short TSLA Daily ETF.

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if each Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to each Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from each Fund if the reimbursement will not cause each Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

Fund Name	March 31, 2026	March 31, 2027	March 31, 2028	March 31, 2029	Total
2X Long Innovation 100 Monthly ETF	$-	$-	$85,861	$40,070	$125,931
2X Long Innovation 100 Quarterly ETF	-	-	82,890	55,545	138,435
2X Long Innovation ETF	109,366	206,174	143,657	60,171	519,368
2X Long SPY Quarterly ETF	-	-	88,110	59,561	147,671
1X Short Innovation Daily ETF	462,957	405,352	-	-	868,309
1.5X Short NVDA Daily ETF	72,363	232,672	170,160	86,468	561,663
2X Short TSLA Daily ETF	13,019	318,800	75,700	-	407,519

Brown Brothers Harriman & Co. serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months/period ended September 30, 2025, are reported on the Statements of Operations.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months/period ended September 30, 2025, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months/period ended September 30, 2025, are reported on the Statements of Operations.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

Note 4 – Federal Income Taxes

At September 30, 2025, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
2X Long Innovation 100 Monthly ETF	$84,153,390	$1,426,467	$(115)	$1,426,352
2X Long Innovation 100 Quarterly ETF	6,120,515	200,805	(24)	200,781
2X Long SPY Quarterly ETF	5,212,505	172,242	(14)	172,228

The tax basis of the components of distributable net earnings (deficit) at March 31, 2025 were as follows:

Fund Name	Undistributed ordinary income	Undistributed long-term capital gains	Tax accumulated earnings	Accumulated capital and other losses	Unrealized appreciation (depreciation) on swap contracts	Unrealized deferred compensation	Total distributable earnings (accumulated deficit)
2X Long Innovation 100 Monthly ETF	$-	$-	$-	$(2,054,438)	$(1,041,285)	$(309)	$(3,096,032)
2X Long Innovation 100 Quarterly ETF	-	-	-	(315,204)	(1,427,010)	(570)	(1,742,784)
2X Long Innovation ETF	-	5,345,176	5,345,176	(454,786)	14,887,457	(13,615)	19,764,232
2X Long SPY Quarterly ETF	-	-	-	(193,095)	(725,272)	(339)	(918,706)
1X Short Innovation Daily ETF	-	-	-	(112,415,077)	19,775,761	(29,785)	(92,669,101)
1.5X Short NVDA Daily ETF	1,007,291	-	1,007,291	(194,502,236)	17,208,250	(13,707)	(176,300,402)
2X Short TSLA Daily ETF	4,127,299	-	4,127,299	(254,345,223)	131,116,430	(25,579)	(119,127,073)

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

The tax character of the distributions paid during the periods ended March 31, 2025 and 2024 (if applicable) were as follows:

	Distributions paid from:
	March 31, 2025			March 31, 2024
Fund Name	Ordinary Income	Net long-term capital gains	Total distributions paid	Ordinary Income	Net long-term capital gains	Total distributions paid
2X Long Innovation 100 Monthly ETF	$3,478	$-	$3,478	$-	$-	$-
2X Long Innovation 100 Quarterly ETF	-	-	-	-	-	-
2X Long Innovation ETF	-	356,203	356,203	-	-	-
2X Long SPY Quarterly ETF	-	-	-	-	-	-
1X Short Innovation Daily ETF	7,481,605	-	7,481,605	16,893,270	-	16,893,270
1.5X Short NVDA Daily ETF	6,329,706	-	6,329,706	8,099,106	-	8,099,106
2X Short TSLA Daily ETF	10,208,668	-	10,208,668	9,777,526	-	9,777,526

As of March 31, 2025, the 2X Long Innovation 100 Monthly ETF, 2X Long Innovation 100 Quarterly ETF, 2X Long Innovation ETF and 2X Long SPY Quarterly ETF had qualified late-year ordinary losses which are deferred until fiscal year 2026 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year.

Late-year ordinary losses
2X Long Innovation 100 Monthly ETF	$341,939
2X Long Innovation 100 Quarterly ETF	315,204
2X Long Innovation ETF	454,786
2X Long SPY Quarterly ETF	193,095

As of March 31, 2025, the 2X Long Innovation 100 Monthly ETF had post-October capital losses of $1,712,499 incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

As of March 31, 2025, the Funds had net capital loss carryovers as follows:

	Not subject to expiration:
	Short-term	Long-term	Total
2X Long Innovation 100 Monthly ETF	$-	$-	$-
2X Long Innovation 100 Quarterly ETF	-	-	-
2X Long Innovation ETF	-	-	-
2X Long SPY Quarterly ETF	-	-	-
1X Short Innovation Daily ETF	112,403,612	11,465	112,415,077
1.5X Short NVDA Daily ETF	194,502,236	-	194,502,236
2X Short TSLA Daily ETF	244,267,212	10,078,011	254,345,223

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

During the fiscal year ended March 31, 2025, the 2X Long Innovation ETF utilized short-term capital loss carryforwards of $3,104,906.

Note 5 – Investment Transactions

For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
2X Long Innovation 100 Monthly ETF	$98,897,973	$9,801,848
2X Long Innovation 100 Quarterly ETF	6,120,514	-
2X Long SPY Quarterly ETF	5,212,505	-

Note 6 – Distribution Plan

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds, except for the 2X Short Innovation Daily ETF, are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. The Funds do not and have no current intention of paying 12b-1 fees. However, in the event 12b-1 fees are charged in the future because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of shareholders’ investment and may cost shareholders more than certain other types of sales charges.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2025, in valuing the Funds’ assets and liabilities carried at fair value:

	Assets		Liabilities
	Level 1	Level 2	Level 2
Fund*	Common Stocks	Swap Contracts**	Swap Contracts**
2X Long ACHR Daily ETF	$-	$1,887,261	$-
2X Long ALAB Daily ETF	-	-	5,513,407
2X Long APLD Daily ETF	-	2,253,403	-
2X Long APP Daily ETF	-	109,698,663	-
2X Long ASTS Daily ETF	-	9,014,579	769,173
2X Long CEG Daily ETF	-	-	109,896
2X Long CLSK Daily ETF	-	1,781,926	-
2X Long CRDO Daily ETF	-	-	989,786
2X Long CRWV Daily ETF	-	139,727,039	-
2X Long DDOG Daily ETF	-	195,964	-
2X Long ENPH Daily ETF	-	-	269,664
2X Long GEV Daily ETF	-	-	496,358
2X Long GS Daily ETF	-	16,369	-
2X Long Innovation 100 Monthly ETF	85,579,742	9,336,882	-
2X Long Innovation 100 Quarterly ETF	6,321,296	3,107,915	-
2X Long Innovation ETF	-	29,503,818	-
2X Long JOBY Daily ETF	-	1,977,558	-
2X Long LRCX Daily ETF	-	496,375	-
2X Long MDB Daily ETF	-	578,720	-
2X Long NBIS Daily ETF	-	15,381,610	-
2X Long NVTS Daily ETF	-	429,622	-
2X Long PONY Daily ETF	-	1,445,865	-

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

	Assets		Liabilities
	Level 1	Level 2	Level 2
Fund*	Common Stocks	Swap Contracts**	Swap Contracts**
2X Long QBTS Daily ETF	$-	$71,471,870	$-
2X Long QUBT Daily ETF	-	5,632,182	4,714,577
2X Long RGTI Daily ETF	-	5,783,240	-
2X Long SMR Daily ETF	-	-	17,454,398
2X Long SPY Quarterly ETF	5,384,733	2,242,841	-
2X Long TEM Daily ETF	-	25,213,455	-
2X Long U Daily ETF	-	-	294,186
2X Long UPST Daily ETF	-	-	10,558,337
2X Long VOYG Daily ETF	-	-	54,539
1X Short Innovation Daily ETF	-	-	5,621,134
1.5X Short NVDA Daily ETF	-	-	13,207,265
2X Short TSLA Daily ETF	-	-	281,641,720

*	The Funds did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 9 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Funds invested in swap contracts during the six months/period ended September 30, 2025.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of September 30, 2025, by risk category are as follows:

Fund	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives Value	Liability Derivatives Value
2X Long ACHR Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	$1,887,261	$-
2X Long ALAB Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	-	5,513,407
2X Long APLD Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	2,253,403	-
2X Long APP Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	109,698,663	-
2X Long ASTS Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	9,014,579	769,173
2X Long CEG Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	-	109,896

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

Fund	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives Value	Liability Derivatives Value
2X Long CLSK Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	$1,781,926	$-
2X Long CRDO Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	-	989,786
2X Long CRWV Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	139,727,039	-
2X Long DDOG Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	195,964	-
2X Long ENPH Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	-	269,664
2X Long GEV Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	-	496,358
2X Long GS Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	16,369	-
2X Long Innovation 100 Monthly ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	9,336,882	-
2X Long Innovation 100 Quarterly ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	3,107,915	-
2X Long Innovation ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	29,503,818	-
2X Long JOBY Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	1,977,558	-
2X Long LRCX Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	496,375	-
2X Long MDB Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	578,720	-
2X Long NBIS Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	15,381,610	-
2X Long NVTS Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	429,622	-
2X Long PONY Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	1,445,865	-
2X Long QBTS Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	71,471,870	-
2X Long QUBT Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	5,632,182	4,714,577
2X Long RGTI Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	5,783,240	-
2X Long SMR Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	-	17,454,398
2X Long SPY Quarterly ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	2,242,841	-

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

Fund	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives Value	Liability Derivatives Value
2X Long TEM Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	$25,213,455	$-
2X Long U Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	-	294,186
2X Long UPST Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	-	10,558,337
2X Long VOYG Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	-	54,539
1X Short Innovation Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	-	5,621,134
1.5X Short NVDA Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	-	13,207,265
2X Short TSLA Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	-	281,641,720

The effects of derivative instruments on the Statements of Operations for the six months/period ended September 30, 2025, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long ACHR Daily ETF	Equity contracts	$(5,409,840)
2X Long ALAB Daily ETF	Equity contracts	(25,433)
2X Long APLD Daily ETF	Equity contracts	25
2X Long APP Daily ETF	Equity contracts	10,120,950
2X Long ASTS Daily ETF	Equity contracts	(3,809,248)
2X Long CEG Daily ETF	Equity contracts	(33,810)
2X Long CLSK Daily ETF	Equity contracts	25
2X Long CRDO Daily ETF	Equity contracts	25
2X Long CRWV Daily ETF	Equity contracts	(316,689)
2X Long DDOG Daily ETF	Equity contracts	(4,355)
2X Long ENPH Daily ETF	Equity contracts	25
2X Long GEV Daily ETF	Equity contracts	(117,291)
2X Long GS Daily ETF	Equity contracts	25
2X Long Innovation 100 Monthly ETF	Equity contracts	2,527,238
2X Long Innovation 100 Quarterly ETF	Equity contracts	(332,059)
2X Long Innovation ETF	Equity contracts	43,961,916
2X Long JOBY Daily ETF	Equity contracts	25
2X Long LRCX Daily ETF	Equity contracts	(1,950)

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long MDB Daily ETF	Equity contracts	$(5,054)
2X Long NBIS Daily ETF	Equity contracts	25
2X Long NVTS Daily ETF	Equity contracts	25
2X Long PONY Daily ETF	Equity contracts	25
2X Long QBTS Daily ETF	Equity contracts	(1,422,989)
2X Long QUBT Daily ETF	Equity contracts	(6,053,301)
2X Long RGTI Daily ETF	Equity contracts	216,493
2X Long SMR Daily ETF	Equity contracts	(7,531,925)
2X Long SPY Quarterly ETF	Equity contracts	(172,626)
2X Long TEM Daily ETF	Equity contracts	13,723,494
2X Long U Daily ETF	Equity contracts	25
2X Long UPST Daily ETF	Equity contracts	(17,569,536)
2X Long VOYG Daily ETF	Equity contracts	25
1X Short Innovation Daily ETF	Equity contracts	(622,812)
1.5X Short NVDA Daily ETF	Equity contracts	(2,855,951)
2X Short TSLA Daily ETF	Equity contracts	(104,263,235)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long ACHR Daily ETF	Equity contracts	$1,887,261
2X Long ALAB Daily ETF	Equity contracts	(5,513,407)
2X Long APLD Daily ETF	Equity contracts	2,253,403
2X Long APP Daily ETF	Equity contracts	109,698,663
2X Long ASTS Daily ETF	Equity contracts	8,245,406
2X Long CEG Daily ETF	Equity contracts	(109,896)
2X Long CLSK Daily ETF	Equity contracts	1,781,926
2X Long CRDO Daily ETF	Equity contracts	(989,786)
2X Long CRWV Daily ETF	Equity contracts	139,727,039
2X Long DDOG Daily ETF	Equity contracts	195,964
2X Long ENPH Daily ETF	Equity contracts	(269,664)
2X Long GEV Daily ETF	Equity contracts	(496,358)
2X Long GS Daily ETF	Equity contracts	16,369
2X Long Innovation 100 Monthly ETF	Equity contracts	10,378,167
2X Long Innovation 100 Quarterly ETF	Equity contracts	4,534,925
2X Long Innovation ETF	Equity contracts	14,616,361
2X Long JOBY Daily ETF	Equity contracts	1,977,558

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long LRCX Daily ETF	Equity contracts	$496,375
2X Long MDB Daily ETF	Equity contracts	578,720
2X Long NBIS Daily ETF	Equity contracts	15,381,610
2X Long NVTS Daily ETF	Equity contracts	429,622
2X Long PONY Daily ETF	Equity contracts	1,445,865
2X Long QBTS Daily ETF	Equity contracts	71,471,870
2X Long QUBT Daily ETF	Equity contracts	917,605
2X Long RGTI Daily ETF	Equity contracts	5,783,240
2X Long SMR Daily ETF	Equity contracts	(17,454,398)
2X Long SPY Quarterly ETF	Equity contracts	2,968,113
2X Long TEM Daily ETF	Equity contracts	25,213,455
2X Long U Daily ETF	Equity contracts	(294,186)
2X Long UPST Daily ETF	Equity contracts	(10,558,337)
2X Long VOYG Daily ETF	Equity contracts	(54,539)
1X Short Innovation Daily ETF	Equity contracts	(25,396,895)
1.5X Short NVDA Daily ETF	Equity contracts	(30,415,515)
2X Short TSLA Daily ETF	Equity contracts	(412,758,150)

The average quarterly volume of derivative instruments held by the Funds during the six months/period ended September 30, 2025, are as follows:

Fund	Derivatives not designated as hedging instruments	Investment	Notional Value
2X Long ACHR Daily ETF	Equity contracts	Open Swap Contracts	$32,614,245
2X Long ALAB Daily ETF	Equity contracts	Open Swap Contracts	64,732,010
2X Long APLD Daily ETF	Equity contracts	Open Swap Contracts	16,983,953
2X Long APP Daily ETF	Equity contracts	Open Swap Contracts	98,389,019
2X Long ASTS Daily ETF	Equity contracts	Open Swap Contracts	122,121,669
2X Long CEG Daily ETF	Equity contracts	Open Swap Contracts	5,647,139
2X Long CLSK Daily ETF	Equity contracts	Open Swap Contracts	17,677,071
2X Long CRDO Daily ETF	Equity contracts	Open Swap Contracts	10,407,136
2X Long CRWV Daily ETF	Equity contracts	Open Swap Contracts	391,016,837
2X Long DDOG Daily ETF	Equity contracts	Open Swap Contracts	3,339,582
2X Long ENPH Daily ETF	Equity contracts	Open Swap Contracts	4,705,549
2X Long GEV Daily ETF	Equity contracts	Open Swap Contracts	28,176,331
2X Long GS Daily ETF	Equity contracts	Open Swap Contracts	1,764,128
2X Long Innovation 100 Monthly ETF	Equity contracts	Open Swap Contracts	109,768,782

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

Fund	Derivatives not designated as hedging instruments	Investment	Notional Value
2X Long Innovation 100 Quarterly ETF	Equity contracts	Open Swap Contracts	$20,611,757
2X Long Innovation ETF	Equity contracts	Open Swap Contracts	71,794,500
2X Long JOBY Daily ETF	Equity contracts	Open Swap Contracts	33,922,638
2X Long LRCX Daily ETF	Equity contracts	Open Swap Contracts	2,181,445
2X Long MDB Daily ETF	Equity contracts	Open Swap Contracts	3,565,919
2X Long NBIS Daily ETF	Equity contracts	Open Swap Contracts	186,345,088
2X Long NVTS Daily ETF	Equity contracts	Open Swap Contracts	8,540,697
2X Long PONY Daily ETF	Equity contracts	Open Swap Contracts	5,812,388
2X Long QBTS Daily ETF	Equity contracts	Open Swap Contracts	87,129,166
2X Long QUBT Daily ETF	Equity contracts	Open Swap Contracts	70,422,283
2X Long RGTI Daily ETF	Equity contracts	Open Swap Contracts	11,327,256
2X Long SMR Daily ETF	Equity contracts	Open Swap Contracts	223,751,603
2X Long SPY Quarterly ETF	Equity contracts	Open Swap Contracts	16,538,325
2X Long TEM Daily ETF	Equity contracts	Open Swap Contracts	45,576,782
2X Long U Daily ETF	Equity contracts	Open Swap Contracts	1,892,150
2X Long UPST Daily ETF	Equity contracts	Open Swap Contracts	57,295,732
2X Long VOYG Daily ETF	Equity contracts	Open Swap Contracts	2,464,222
1X Short Innovation Daily ETF	Equity contracts	Open Swap Contracts	(89,936,307)
1.5X Short NVDA Daily ETF	Equity contracts	Open Swap Contracts	(69,972,217)
2X Short TSLA Daily ETF	Equity contracts	Open Swap Contracts	(877,298,754)

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

It is the Funds’ policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of swap contracts. As of September 30, 2025, the Funds are subject to a master netting arrangement for swap contracts. The following tables show additional information regarding the offsetting of assets and liabilities, as of September 30, 2025:

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

		Gross Amounts Recognized in the Statements	Amounts Not Offset in Statement of Assets and Liabilities
Fund/ Description	Counterparty	of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
2X Long Innovation 100 Monthly ETF
Unrealized appreciation on open swap contracts - asset receivable	TD Cowen	$1,667,361	$-	$-	$1,667,361
Unrealized appreciation on open swap contracts - asset receivable	Clear Street	3,215,094	-	-	3,215,094
Unrealized appreciation on open swap contracts - asset receivable	Wells Fargo	4,454,427	-	-	4,454,427

2X Long Innovation 100 Quarterly ETF
Unrealized appreciation on open swap contracts - asset receivable	TD Cowen	1,298,156	-	-	1,298,156
Unrealized appreciation on open swap contracts - asset receivable	Clear Street	1,093,722	-	-	1,093,722
Unrealized appreciation on open swap contracts - asset receivable	Wells Fargo	716,037	-	-	716,037

2X Long Innovation ETF
Unrealized appreciation on open swap contracts - asset receivable	TD Cowen	21,904,580	-	-	21,904,580
Unrealized appreciation on open swap contracts - asset receivable	Clear Street	7,017,660	-	-	7,017,660
Unrealized appreciation on open swap contracts - asset receivable	Goldman Sachs	581,578	-	-	581,578

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

		Gross Amounts Recognized in the Statements	Amounts Not Offset in Statement of Assets and Liabilities
Fund/ Description	Counterparty	of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
2X Long SPY Quarterly ETF
Unrealized appreciation on open swap contracts - asset receivable	TD Cowen	$632,276	$-	$-	$632,276
Unrealized appreciation on open swap contracts - asset receivable	Clear Street	1,055,520	-	-	1,055,520
Unrealized appreciation on open swap contracts - asset receivable	Wells Fargo	555,045	-	-	555,045

1X Short Innovation Daily ETF
Unrealized depreciation on open swap contracts - liability payable	TD Cowen	4,680,184	-	(4,680,184)	-
Unrealized depreciation on open swap contracts - liability payable	Clear Street	637,593	-	(637,593)	-
Unrealized depreciation on open swap contracts - liability payable	Wells Fargo	303,357	-	(303,357)	-

1.5X Short NVDA Daily ETF
Unrealized depreciation on open swap contracts - liability payable	TD Cowen	3,611,834	-	(3,611,834)	-
Unrealized depreciation on open swap contracts - liability payable	Clear Street	9,595,431	-	(9,595,431)	-

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

		Gross Amounts Recognized in the Statements	Amounts Not Offset in Statement of Assets and Liabilities
Fund/ Description	Counterparty	of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
2X Short TSLA Daily ETF
Unrealized depreciation on open swap contracts - liability payable	TD Cowen	$21,499,459	$-	$(21,499,459)	$-
Unrealized depreciation on open swap contracts - liability payable	Clear Street	230,045,023	-	(230,045,023)	-
Unrealized depreciation on open swap contracts - liability payable	Goldman Sachs	21,837,798	-	(21,837,798)	-
Unrealized depreciation on open swap contracts - liability payable	Marex	8,259,440	-	(8,259,440)	-

*	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2025 (Unaudited)

Note 12 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Funds are treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Funds beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Funds.

Note 13 – New Accounting Pronouncements and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

On November 17, 2025, the Trust’s Board approved, based on the recommendation of the Advisor to the 2X Long ACHR Daily ETF, 2X Long CRWV Daily ETF, 2X Long QUBT Daily ETF, 2X Long SMR Daily ETF and 2X Long UPST Daily ETF, a 1-5 reverse split of the issued and outstanding shares of each Fund. After the close of trading on the Exchange on December 1, 2025, each Fund will affect a reverse split of its issued and outstanding shares. Shares of each Fund will begin trading on the Exchange on a split-adjusted basis on December 2, 2025.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on April 23, 2025 (the “April Meeting”), the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) for an initial two-year term, with respect to the following series of the Trust (each, an “April Fund” and collectively, the “April Funds”):

●	Tradr 2X Long ACHR Daily ETF,
●	Tradr 2X Long ALAB Daily ETF,
●	Tradr 2X Long APP Daily ETF,
●	Tradr 2X Long ASTS Daily ETF,
●	Tradr 2X Long CEG Daily ETF,
●	Tradr 2X Long CRWV Daily ETF,
●	Tradr 2X Long DDOG Daily ETF,
●	Tradr 2X Long GEV Daily ETF,
●	Tradr 2X Long LRCX Daily ETF,
●	Tradr 2X Long MDB Daily ETF,
●	Tradr 2X Long QBTS Daily ETF,
●	Tradr 2X Long QUBT Daily ETF,
●	Tradr 2X Long RGTI Daily ETF,
●	Tradr 2X Long SMR Daily ETF,
●	Tradr 2X Long TEM Daily ETF, and
●	Tradr 2X Long UPST Daily ETF.

In addition, at an in-person meeting held on July 15–16, 2025 (the “July Meeting” and together with the April Meeting, the “Meetings”), the Board, including the Independent Trustees, reviewed and unanimously approved the Advisory Agreement between the Trust and the Advisor for an initial two-year term, with respect to the following series of the Trust (each, a “July Fund” and collectively, the “July Funds”):

●	Tradr 2X Long APLD Daily ETF,
●	Tradr 2X Long CLSK Daily ETF,
●	Tradr 2X Long CRDO Daily ETF,
●	Tradr 2X Long ENPH Daily ETF,
●	Tradr 2X Long GS Daily ETF,
●	Tradr 2X Long JOBY Daily ETF,

Tradr Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

●	Tradr 2X Long NBIS Daily ETF,
●	Tradr 2X Long NVTS Daily ETF,
●	Tradr 2X Long PONY Daily ETF,
●	Tradr 2X Long U Daily ETF, and
●	Tradr 2X Long VOYG Daily ETF.

The April Funds and the July Funds are each referred to as a “Fund” and collectively as the “Funds”. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each Fund and its shareholders.

Background

In advance of the Meetings, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with each Fund; and reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of each Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Trading – Leveraged Equity category (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board noted that although there was no relevant performance information for it to review with respect to the Funds, it was familiar with the Advisor as the investment advisor for many other series of the Trust, including other ETFs based on the performance of single stocks. The Board considered the overall quality of the services to be provided by the Advisor to each Fund. In doing so, the Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the day-to-day activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures. The Board also considered information provided by the Advisor with respect to each underlying issuer on which each Fund was based.

The Board and the Independent Trustees concluded that, based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage each Fund, and that the Advisor would provide each Fund with a reasonable potential for good investment results.

Tradr Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Advisory Fees and Expense Ratios

The Board reviewed information regarding each Fund’s proposed advisory fee and estimated annual total expenses. The April Meeting materials indicated that each April Fund’s proposed annual investment advisory fee of 1.30% (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.13% and 0.55%, respectively. The Trustees considered the Advisor’s assertion that the proposed advisory fee is justified because each April Fund is an innovative and unique product that is not otherwise available to investors. The Trustees also noted that the proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The July Meeting materials indicated that each July Fund’s proposed annual investment advisory fee of 1.30% (gross of fee waivers) was slightly higher than the Peer Group median by 0.01%, and higher than the Fund Universe median by 0.55%. The Board considered the Advisor’s assertion that the proposed advisory fee is justified because each July Fund is an innovative and unique product that is not otherwise available to investors. The Board also noted that the proposed annual investment advisory fee for each July Fund was the same as that of other daily ETFs managed by the Advisor based on the performance of single stocks, and was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The April Meeting materials indicated that each April Fund’s estimated annual total expenses of 1.30% (net of fee waivers) were higher than the Peer Group and Fund Universe medians by 0.12% and 0.35%, respectively. The Board considered that the estimated average net assets of each April Fund were lower than the average net assets of funds in the Fund Universe, and significantly lower than the average net assets of funds in the Peer Group. The Board also considered the Advisor’s explanation that each April Fund is actively managed and requires investments in total return swaps and options, and that those derivatives include financing charges that increase the cost of implementing the Fund’s strategy.

The July Meeting materials indicated that each July Fund’s estimated annual total expenses of 1.30% (net of fee waivers) were the same as the Peer Group median, but higher than the Fund Universe median by 0.35%. The Board noted that the July Funds’ higher estimated annual total expenses were in part attributable to the Funds’ higher advisory fees. The Board also noted that the estimated annual net expense ratio for each July Fund was the same as that of other daily ETFs managed by the Advisor based on the performance of single stocks. The Board also considered the Advisor’s belief that the net expense ratio for each July Fund is set at a level at which the Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that, in light of the services proposed to be provided by the Advisor to each Fund, the compensation proposed to be paid to the Advisor under the Advisory Agreement would be fair and reasonable.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information relating to the estimated profitability to the Advisor of its proposed relationship with the Funds during their first year of operations, taking into account estimated assets of $20 million. The Board determined that the anticipated profit level with respect to each Fund was reasonable.

The Board noted that the potential benefits received by the Advisor as a result of its proposed relationship with the Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Funds’ asset levels would likely be too low to achieve significant economies of scale during the Funds’ initial startup period, and that any such economies would be considered in the future as the assets of the Funds grow.

Tradr Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	12/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	12/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	12/8/2025